UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                                DST Systems, Inc.
                              Kansas City, MO 64141
                     (Name and address of agent for service)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-254-1000

                      DATE OF FISCAL YEAR END: DECEMBER 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2004

Item 1.    Reports to Stockholders.


[BACKGROUND GRAPHIC OMITTED]



                                        BISHOP STREET
                                             FUNDS


                                        SEMI-ANNUAL
                                        REPORT

                                        JUNE 30, 2004


                                        EQUITY FUND

                                        STRATEGIC GROWTH FUND

                                        TAX MANAGED EQUITY FUND

                                        HIGH GRADE INCOME FUND

                                        HAWAII MUNICIPAL BOND FUND

                                        MONEY MARKET FUND

                                        TREASURY MONEY MARKET FUND


                                        INVESTMENT ADVISER

                                        BISHOP STREET
                                        CAPITAL MANAGEMENT



                                       [Bishop Street Funds logo omitted]

[GRAPHIC OMITTED]

                               The Bishop Street
                           Hawaii Municipal Bond Fund


Taxes can take a bite out of your income.

The Hawaii Municipal Bond Fund may

help reduce that tax burden.

If you are:

o Seeking high current income substantially

  exempt from federal and Hawaii state

  income taxes.

o Willing to accept the risk of investing in a

  portfolio of municipal securities.

Then you should consider adding the Hawaii

Municipal Bond Fund to your portfolio.

o Invests primarily in Hawaii Municipal Bonds.

o Active portfolio management.

o High-quality investment portfolio.

                                        Visit us at
                                        www.bishopstreetfunds.com
                                        or call 1-800-262-9565
                                        today to discover how the
                                        Bishop Street Funds Hawaii
                                        Municipal Bond Fund can
                                        help diversify your portfolio.


    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE BISHOP STREET FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR
                                 SENDING MONEY.

INVESTMENT IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS. IN
    ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, NARROWLY FOCUSED INVESTMENTS TYPICALLY EXHIBIT HIGHER VOLATILITY. THE BISHOP STREET FUNDS ARE
 DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH
    FIRST HAWAIIAN BANK, BANK OF THE WEST, OR BANCWEST CORPORATION. BANCWEST
            CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARABAS.

--------------------------------------------------------------------------------
               Not FDIC Insured No Bank Guarantee May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 BISHOP STREET
                               TABLE OF CONTENTS
                                     FUNDS
--------------------------------------------------------------------------------

      LETTER TO SHAREHOLDERS...............................................   2

      STATEMENTS OF NET ASSETS

            Equity Fund....................................................   4

            Strategic Growth Fund..........................................   9

            Tax Managed Equity Fund........................................  12

            High Grade Income Fund.........................................  16

            Hawaii Municipal Bond Fund.....................................  22

            Money Market Fund..............................................  32

            Treasury Money Market Fund.....................................  37

      Statements of Operations ............................................  39

      Statements of Changes in Net Assets..................................  41

      Financial Highlights ................................................  46

      Notes to Financial Statements........................................  50

      Board of Trustees and Officers.......................................  58

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge by calling 1-800-262-9565 or by visiting the Commission's website at HTTP://WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at HTTP://WWW.BISHOPSTREETFUNDS.COM or the website of the Securities and Exchange Commission.

--------------------------------------------------------------------------------
                                 BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                     FUNDS
--------------------------------------------------------------------------------

[Photo of Gregory E.Ratte omitted]


             During the second quarter, while the economic news was consistently good, investors were trying to balance the opposing market forces of:

             o a resurgent economy and record profit growth on the
               one hand, with

             o the specter of higher interest rates and inflation on the other.

In the end, the discounting of these forces had dramatically different effects in the stock and bond markets, as they often do. While the bond market convulsed, enduring one of its worst quarters in years, the stock market just twitched, managing a small gain. At least for bond investors, the bad news came early. By BAD news, we, of course, mean GOOD news for most of us -- the unexpectedly strong March jobs report, which instantly ended talk of a "jobless recovery." All of the downside in bond prices was felt early in the quarter. The S&P 500 Index, on the other hand, ended the quarter with a total return of a positive 1.7% (coincidentally, exactly the same as the first quarter of the year), but only after gyrating violently down, then ending modestly up. Uninspiring, perhaps, but not so bad compared with the "riskless" 10-year Treasury, which returned -4.4%.

The deeper theme within the equity market was that there was no theme. Typical investment factors that usually dominate performance -- such as company size, earnings growth, and riskiness -- did not have dramatic or consistent effects on performance during the quarter. For example, only two industry sectors, Industrials and Energy, which posted 8% and 7% gains, respectively, managed to show more than a low single-digit price change. If anything at all was apparent, it was that despite long running expectations to the contrary, investors were penalized again for focusing on quality growth

Bishop Street Funds                     2

--------------------------------------------------------------------------------

                                              [Bishop Street Funds Logo Omitted]


--------------------------------------------------------------------------------

companies. In all, the market traded within a narrow range around 1100 on the S&P 500 with no clear direction.

Looking ahead, our crystal ball is even murkier than usual, but the great consolation for equity investors is that the underlying profit growth environment has never been better! In the first quarter, earnings per share for the S&P 500 expanded at an astounding 27% and it looks like the second quarter could be as good or even better! With these numbers, full-year estimates are also rising, as are those for 2005. The result is that, with stocks marking time, they are actually getting cheaper, providing a compelling rationale for our positive view on the medium-term outlook for the market. Higher interest rates will certainly continue to be a modest headwind for the market, but not strong enough, in our opinion, to stem the full tide of profit expansion. Growth is slowly rising, but profits are enough to provide support to the stock market. In fact, based on expectations for next year, the market is the cheapest it's been in 10 years.

Thank you for your continued support and confidence.

Sincerely,

/s/ Gregory E. Ratte

Gregory E. Ratte
President and Chief Investment Officer
Bishop Street Capital Management




June 30, 2004                        3                 www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
---------------------------------------------------------------------------

                                                          Percentage of
                                                          Investments*
   1. Pfizer                                                  4.6%
  ----------------------------------------------------------------------
   2. General Electric                                        3.5%
  ----------------------------------------------------------------------
   3. Exxon Mobil                                             3.4%
  ----------------------------------------------------------------------
   4. Microsoft                                               3.2%
  ----------------------------------------------------------------------
   5. Amgen                                                   2.9%
  ----------------------------------------------------------------------
   6. Citigroup                                               2.8%
  ----------------------------------------------------------------------
   7. Wal-Mart Stores                                         2.8%
  ----------------------------------------------------------------------
   8. Johnson & Johnson                                       2.7%
  ----------------------------------------------------------------------
   9. American International Group                            2.7%
  ----------------------------------------------------------------------
  10. Morgan Stanley                                          2.4%
---------------------------------------------------------------------------
*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES
 LENDING.

                            STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
     -------                                                             ------

                             COMMON STOCK -- 98.6%
CONSUMER DISCRETION -- 10.3%
     51,864    Brinker International* (A)                              $  1,770
     36,360    Carnival (A)                                               1,709
     51,800    Clear Channel Communications                               1,914
     39,612    Home Depot                                                 1,394
     92,013    InterActiveCorp* (A)                                       2,773
     25,940    Michaels Stores                                            1,427
     31,073    Omnicom Group                                              2,358
     64,630    Viacom, Cl B                                               2,309
                                                                       --------
                                                                         15,654
                                                                       --------
CONSUMER STAPLES -- 10.1%
     25,400    Anheuser-Busch                                             1,372
     42,173    CVS                                                        1,772
     55,080    PepsiCo                                                    2,968
     54,040    Procter & Gamble                                           2,942
     66,400    Sysco                                                      2,382
     72,110    Wal-Mart Stores                                            3,804
                                                                       --------
                                                                         15,240
                                                                       --------


Bishop Street Funds                    4

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)
                                                                         Market
                                                                          Value
     Shares                                                               (000)
    ---------                                                            ------

ENERGY -- 8.0%
     25,860    Devon Energy                                            $  1,707
    104,710    Exxon Mobil                                                4,650
     94,330    GlobalSantaFe                                              2,499
     51,738    Schlumberger Ltd.                                          3,286
                                                                       --------
                                                                         12,142
                                                                       --------
FINANCIALS -- 18.0%
     22,520    AMBAC Financial Group (A)                                  1,654
     31,673    American Express                                           1,627
     51,315    American International Group                               3,658
     83,073    Citigroup                                                  3,863
     28,570    Goldman Sachs Group                                        2,690
     79,710    JP Morgan Chase                                            3,090
     54,560    Mellon Financial                                           1,600
     63,170    Morgan Stanley                                             3,334
     38,354    St. Paul Travelers                                         1,555
     33,410    Washington Mutual                                          1,291
     49,610    Wells Fargo                                                2,839
                                                                       --------
                                                                         27,201
                                                                       --------
HEALTH CARE -- 15.8%
     26,666    Accredo Health* (A)                                        1,039
     72,930    Amgen*                                                     3,980
     52,295    Boston Scientific* (A)                                     2,238
     19,720    Eli Lilly                                                  1,379
     12,171    Forest Laboratories*                                         689
     15,581    Genzyme*                                                     737
     34,405    Gilead Sciences* (A)                                       2,305
     17,892    HCA (A)                                                      744
     65,999    Johnson & Johnson                                          3,676
    184,560    Pfizer                                                     6,327
     13,447    UnitedHealth Group                                           837
                                                                       --------
                                                                         23,951
                                                                       --------
INDUSTRIALS -- 11.0%
     24,772    3M                                                         2,230
     17,060    General Dynamics                                           1,694
    148,405    General Electric                                           4,809
     33,560    Illinois Tool Works                                        3,218
     66,942    Pentair                                                    2,252
     21,820    SPX                                                        1,013
     24,210    Union Pacific                                              1,439
                                                                       --------
                                                                         16,655
                                                                       --------


June 30, 2004                         5                www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)

                                                                         Market
    Shares/Face                                                           Value
   Amount (000)                                                           (000)
   ------------                                                           ------

INFORMATION TECHNOLOGY -- 18.1%
     80,505    Agilent Technologies*                                   $  2,357
    142,158    Applied Materials*                                         2,789
     89,070    Cisco Systems*                                             2,111
     63,829    Dell*                                                      2,286
    112,720    Flextronics International*                                 1,798
     36,670    Hewlett-Packard                                              774
     69,790    Intel                                                      1,926
     38,682    Linear Technology                                          1,527
    154,204    Microsoft                                                  4,404
    176,289    Nokia ADR                                                  2,563
     67,969    Paychex                                                    2,303
     18,690    SAP ADR                                                      782
     38,964    Symantec*                                                  1,706
                                                                       --------
                                                                         27,326
                                                                       --------
MATERIALS -- 4.7%
     88,836    Alcoa (A)                                                  2,934
     27,123    EI Du Pont de Nemours                                      1,205
     74,210    Praxair                                                    2,962
                                                                       --------
                                                                          7,101
                                                                       --------
TELECOMMUNICATIONS -- 2.6%
     41,150    Verizon Communications                                     1,489
    109,280    Vodafone Group ADR (A)                                     2,415
                                                                       --------
                                                                          3,904
                                                                       --------
               TOTAL COMMON STOCK (Cost $136,123)                       149,174
                                                                       --------

                       CORPORATE OBLIGATIONS (B) -- 2.6%
FINANCIALS -- 2.6%
               Bear Stearns
     $1,016    1.650%, 07/07/04                                           1,016
               First Tennessee Bank MTN (C)
      2,032    1.080%, 06/07/05                                           2,031
               Lehman Brothers MTN (C)
      1,016    1.590%, 05/16/05                                           1,016
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $4,063)                  4,063
                                                                       --------


Bishop Street Funds                    6

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)

                                                                         Market
    Face Amount                                                           Value
   (000)/Shares                                                           (000)
   ------------                                                          ------

                          COMMERCIAL PAPER (B) -- 2.0%
               Countrywide Home Loans
     $1,015    1.330%, 07/06/04                                        $  1,015
               Morgan Stanley (C)
      2,032    1.580%, 02/18/05                                           2,032
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $3,047)                       3,047
                                                                       --------

                            CASH EQUIVALENTS -- 0.6%
    410,400    Dreyfus Cash Management Fund                                 410
    410,433    Fidelity Institutional Money Market Fund                     410
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $820)                           820
                                                                       --------

                        REPURCHASE AGREEMENTS (B) -- 2.6%
               Bank of America 1.550%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase price
               $2,217,593, (collateralized by a mortgage obligation,
     $2,217    total market value $2,261,848)                             2,217
               Lehman Brothers 1.580%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase price
               $1,650,272, (collateralized by a mortgage obligation,
      1,650    total market value $1,683,204)                             1,650
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $3,867)                  3,867
                                                                       --------
TOTAL INVESTMENTS (COST $147,920)-- 106.4%                              160,971
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (6.4)%
   Payable Upon Return of Securities Loaned                             (10,977)
   Investment Adviser Fees Payable                                          (81)
   Administrative Fees Payable                                              (14)
   Shareholder Servicing Fees Payable                                       (12)
   Trustees' Fees Payable                                                    (2)
   Other Assets and Liabilities, Net                                      1,341
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                       (9,745)
                                                                       --------






June 30, 2004                          7               www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)


                                                                          Value
                                                                          (000)
                                                                          -----


                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization -- no par value) Based on 15,749,058 Outstanding Shares of Beneficial
   Interest                                                            $194,055
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 178,410 Outstanding Shares of Beneficial Interest             6,726
Undistributed Net Investment Income                                          13
Accumulated Net Realized Loss on Investments                            (62,619)
Net Unrealized Appreciation on Investments                               13,051
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $151,226
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($149,541,344 / 15,749,058 SHARES)                                  $   9.50
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,684,613 / 178,410 SHARES)                                       $   9.44
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($9.44 / 94.25%)                                     $  10.02
                                                                       ========

* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2004 WAS $10,668,764.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2004 WAS $10,977,481.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

ADR -- AMERICAN  DEPOSITORY  RECEIPT

CL -- CLASS

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                    8

Strategic Growth Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             TOP TEN EQUITY HOLDINGS

---------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ---------------------------------------------------------------------
   1. L-3 Communications Holdings                             2.7%
  ---------------------------------------------------------------------
   2. Broadcom, Cl A                                          2.7%
  ---------------------------------------------------------------------
   3. Harley Davidson                                         2.7%
  ---------------------------------------------------------------------
   4. International Game Technology                           2.6%
  ---------------------------------------------------------------------
   5. IVAX                                                    2.6%
  ---------------------------------------------------------------------
   6. Cendant                                                 2.5%
  ---------------------------------------------------------------------
   7. JetBlue Airways                                         2.5%
  ---------------------------------------------------------------------
   8. United Technologies                                     2.5%
  ---------------------------------------------------------------------
   9. Affiliated Computer Services, Cl A                      2.5%
  ---------------------------------------------------------------------
  10. Tyco International Ltd.                                 2.5%
 ---------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
     Shares                                                              (000)
     -------                                                             ------


                              COMMON STOCK -- 98.0%
CONSUMER DISCRETION -- 19.5%
     13,200    Autozone*                                                $ 1,057
     28,800    Bed Bath & Beyond*                                         1,107
     20,400    Best Buy                                                   1,035
     23,300    Coach*                                                     1,053
     19,700    Harley-Davidson                                            1,220
     30,500    International Game Technology                              1,177
     18,900    Lowe's                                                       993
     32,200    PETsMART                                                   1,045
     35,500    Staples                                                    1,041
     28,200    Yum! Brands*                                               1,050
                                                                        -------
                                                                         10,778
                                                                        -------
CONSUMER STAPLES -- 1.9%
     36,300    Coca-Cola                                                  1,052
                                                                        -------
FINANCIALS -- 22.7%
     12,100    Bank of America                                            1,024
     14,900    Capital One Financial                                      1,019



June 30, 2004                         9                www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
     Shares                                                               (000)
     ------                                                              ------

FINANCIALS (CONTINUED)
     22,500    Citigroup                                                $ 1,046
     13,000    Everest Re Group Ltd.                                      1,045
     15,400    Fannie Mae                                                 1,099
     11,300    Goldman Sachs Group                                        1,064
     25,800    JP Morgan Chase                                            1,000
     10,800    Legg Mason                                                   983
     19,800    MBIA                                                       1,131
     19,600    Merrill Lynch                                              1,058
     19,400    RenaissanceRe Holdings                                     1,047
     20,700    State Street                                               1,015
                                                                        -------
                                                                         12,531
                                                                        -------
HEALTH CARE -- 13.5%
     18,600    Amgen*                                                     1,015
     33,200    Caremark Rx*                                               1,093
     12,500    Express Scripts*                                             990
     48,800    IVAX*                                                      1,171
     24,100    Omnicare                                                   1,032
     17,900    UnitedHealth Group                                         1,114
      9,300    WellPoint Health Networks*                                 1,042
                                                                        -------
                                                                          7,457
                                                                        -------
INDUSTRIALS -- 14.3%
     11,300    Apollo Group, Cl A*                                          998
     47,600    Cendant                                                    1,165
     22,400    H&R Block                                                  1,068
     39,600    JetBlue Airways*                                           1,163
     18,500    L-3 Communications Holdings                                1,236
     34,300    Tyco International Ltd.                                    1,137
     12,600    United Technologies                                        1,153
                                                                        -------
                                                                          7,920
                                                                        -------
INFORMATION TECHNOLOGY -- 22.2%
     21,600    Affiliated Computer Services, Cl A*                        1,144
     25,700    Autodesk                                                   1,100
     26,200    Broadcom, Cl A*                                            1,225
     29,900    Cognos*                                                    1,081
     31,100    Dell*                                                      1,114
     20,200    Electronic Arts*                                           1,102
     40,800    Jabil Circuit*                                             1,027
     11,600    Lexmark International*                                     1,120
     34,700    Microchip Technology                                       1,095
     51,300    National Semiconductor*                                    1,128
     51,100    Sandisk*                                                   1,108
                                                                        -------
                                                                         12,244
                                                                        -------


Bishop Street Funds                    10

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
     Shares                                                              (000)
     ------                                                              ------

TELECOMMUNICATIONS -- 3.9%
     67,500    Avaya*                                                   $ 1,066
     41,100    Nextel Communications, Cl A*                               1,095
                                                                        -------
                                                                          2,161
                                                                        -------
               TOTAL COMMON STOCK (Cost $45,332)                         54,143
                                                                        -------

                            CASH EQUIVALENTS -- 1.0%
    298,623    Dreyfus Cash Management Fund                                 299
    298,623    Fidelity Institutional Money Market Fund                     299
                                                                        -------
               TOTAL CASH EQUIVALENTS (Cost $598)                           598
                                                                        -------
TOTAL INVESTMENTS (COST $45,930) -- 99.0%                                54,741
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 1.0%
   Investment Adviser Fees Payable                                          (32)
   Shareholder Servicing Fees Payable                                        (5)
   Administrative Fees Payable                                               (5)
   Other Assets and Liabilities, Net                                        576
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          534
                                                                        -------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization -- no par value) Based on 4,481,231 Outstanding Shares of Beneficial
   Interest                                                              46,721
Accumulated Net Investment Loss                                            (108)
Accumulated Net Realized Loss on Investments                               (149)
Net Unrealized Appreciation on Investments                                8,811
                                                                        -------
TOTAL NET ASSETS -- 100.0%                                              $55,275
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                               $ 12.33
                                                                        =======
* NON-INCOME PRODUCING SECURITY

CL -- CLASS

LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



June 30, 2004                         11               www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             TOP TEN EQUITY HOLDINGS
---------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ---------------------------------------------------------------------
   1. Exxon Mobil                                             4.2%
  ---------------------------------------------------------------------
   2. General Electric                                        4.1%
  ---------------------------------------------------------------------
   3. Pfizer                                                  3.2%
  ---------------------------------------------------------------------
   4. Citigroup                                               3.2%
  ---------------------------------------------------------------------
   5. Cisco Systems                                           3.1%
  ---------------------------------------------------------------------
   6. Symantec                                                3.1%
  ---------------------------------------------------------------------
   7. Microsoft                                               3.1%
  ---------------------------------------------------------------------
   8. Amgen                                                   3.1%
  ---------------------------------------------------------------------
   9. Pentair                                                 3.0%
  ---------------------------------------------------------------------
  10. American International Group                            2.8%
---------------------------------------------------------------------------

                            STATEMENT OF NET ASSETS

                                                                         Market
                                                                          Value
      Shares                                                              (000)
      ------                                                             ------

                              COMMON STOCK -- 98.7%
CONSUMER DISCRETION -- 10.1%
      6,727    Brinker International*                                   $   230
      4,300    Carnival                                                     202
      6,045    Clear Channel Communications                                 223
      7,855    Harley-Davidson                                              487
     11,930    Home Depot                                                   420
     14,300    InterActiveCorp*                                             431
      4,960    Omnicom Group                                                376
      8,600    Target                                                       365
      6,730    Tiffany                                                      248
     14,750    Time Warner*                                                 259
      4,920    Univision Communications, Cl A*                              157
                                                                        -------
                                                                          3,398
                                                                        -------
CONSUMER STAPLES -- 10.9%
      7,470    Anheuser-Busch                                               404
     11,380    Avon Products                                                525
      9,940    Coca-Cola                                                    502


Bishop Street Funds                    12

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
    Shares                                                               (000)
    ---------                                                            ------

CONSUMER STAPLES (CONTINUED)
     11,170    CVS                                                      $   469
      6,880    PepsiCo                                                      371
     11,940    Procter & Gamble                                             650
     14,240    Wal-Mart Stores                                              751
                                                                        -------
                                                                          3,672
                                                                        -------
ENERGY -- 7.4%
      6,560    Anadarko Petroleum                                           385
      2,160    ChevronTexaco                                                203
      6,000    Devon Energy                                                 396
     26,100    Exxon Mobil                                                1,159
     11,640    Halliburton                                                  352
                                                                        -------
                                                                          2,495
                                                                        -------
FINANCIALS -- 18.1%
     10,500    Allstate                                                     489
      7,580    American Express                                             390
     10,700    American International Group                                 763
     19,010    Citigroup                                                    884
      3,000    Goldman Sachs Group                                          283
     13,500    JP Morgan Chase                                              523
      5,820    MBIA                                                         332
      5,760    Merrill Lynch                                                311
      5,210    Morgan Stanley                                               275
      5,482    St. Paul Travelers                                           222
     10,970    Wachovia                                                     488
     10,540    Washington Mutual                                            407
     12,230    Wells Fargo                                                  700
                                                                        -------
                                                                          6,067
                                                                        -------
HEALTH CARE -- 15.1%
      7,000    Accredo Health*                                              272
     15,400    Amgen*                                                       840
      7,521    Biogen Idec*                                                 476
     10,000    Forest Laboratories*                                         566
      3,670    Genzyme*                                                     174
      7,700    Gilead Sciences*                                             516
     13,360    Johnson & Johnson                                            744
      5,680    Medtronic                                                    277
     25,808    Pfizer                                                       885
      5,380    UnitedHealth Group                                           335
                                                                        -------
                                                                          5,085
                                                                        -------



June 30, 2004                          13              www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                         Market
                                                                          Value
     Shares                                                              (000)
     ------                                                              ------

INDUSTRIALS -- 11.9%
      7,960    3M                                                       $   716
      5,030    General Dynamics                                             499
     34,960    General Electric                                           1,133
      4,900    Illinois Tool Works                                          470
     24,600    Pentair                                                      828
      4,840    United Parcel Service, Cl B                                  364
                                                                        -------
                                                                          4,010
                                                                        -------
INFORMATION TECHNOLOGY -- 18.8%
      4,700    Analog Devices                                               221
     23,500    Applied Materials*                                           461
     36,100    Cisco Systems*                                               856
     13,060    Dell*                                                        468
     26,740    Intel                                                        738
      5,400    International Business Machines                              476
      8,770    Linear Technology                                            346
      7,270    Mercury Interactive*                                         362
     29,700    Microsoft                                                    848
     22,700    Nokia ADR                                                    330
     10,000    Paychex                                                      339
     19,400    Symantec*                                                    849
                                                                        -------
                                                                          6,294
                                                                        -------
MATERIALS -- 3.3%
     15,960    Alcoa                                                        527
      8,100    EI Du Pont de Nemours                                        360
      5,220    Praxair                                                      208
                                                                        -------
                                                                          1,095
                                                                        -------
TELECOMMUNICATIONS -- 3.1%
     11,760    SBC Communications                                           285
      9,830    Verizon Communications                                       356
     18,000    Vodafone Group ADR                                           398
                                                                        -------
                                                                          1,039
                                                                        -------
               TOTAL COMMON STOCK (Cost $26,976)                         33,155
                                                                        -------

                            CASH EQUIVALENTS -- 1.4%
    223,945    Dreyfus Cash Management Fund                                 224
    223,945    Fidelity Institutional Money Market Fund                     224
                                                                        -------
               TOTAL CASH EQUIVALENTS (Cost $448)                           448
                                                                        -------
TOTAL INVESTMENTS (COST $27,424)-- 100.1%                                33,603
                                                                        -------


Bishop Street Funds                   14

Tax Managed Equity Fund                                             (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                          Value
                                                                          (000)
                                                                          -----


                     OTHER ASSETS AND LIABILITIES -- (0.1)%
   Investment Adviser Fees Payable                                      $   (18)
   Shareholder Servicing Fees Payable                                        (3)
   Administrative Fees Payable                                               (3)
   Other Assets and Liabilities, Net                                        (14)
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          (38)
                                                                        -------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization -- no par
   value) Based on 2,719,133 Outstanding Shares of Beneficial Interest   26,657
Distribution in Excess of Net Investment Income                             (13)
Accumulated Net Realized Gain on Investments                                742
Net Unrealized Appreciation on Investments                                6,179
                                                                        -------
TOTAL NET ASSETS -- 100.0%                                              $33,565
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                               $ 12.34
                                                                        =======
* NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2004                          15              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS*
--------------------------------------------------------------------------------
                                                                     Percentage
                                             Coupon      Maturity       of
                                              Rate         Date     Investments*
--------------------------------------------------------------------------------
   1. U.S. Treasury Bond                     7.250%      05/15/16      8.1%
   --------------------------------------------------------------------------
   2. FNMA                                   3.750%      09/15/08      4.1%
   --------------------------------------------------------------------------
   3. U.S. Treasury Bond                     6.250%      08/15/23      3.5%
   --------------------------------------------------------------------------
   4. FNMA                                   7.250%      01/15/10      3.4%
   --------------------------------------------------------------------------
   5. U.S. Treasury Bond                     7.500%      11/15/16      3.0%
   --------------------------------------------------------------------------
   6. Pharmacia                              5.750%      12/01/05      2.5%
   --------------------------------------------------------------------------
   7. Morgan Stanley                         6.600%      04/01/12      2.2%
   --------------------------------------------------------------------------
   8. FNMA                                   2.540%      01/12/07      2.2%
   --------------------------------------------------------------------------
   9. U.S. Treasury Bond                     6.375%      08/15/27      2.2%
   --------------------------------------------------------------------------
  10. FHLMC                                  5.125%      10/15/08      2.2%
--------------------------------------------------------------------------------
*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES
 LENDING.

                            STATEMENT OF NET ASSETS

        Face                                                             Market
       Amount                                                             Value
        (000)                                                             (000)
      -------                                                            ------


                         CORPORATE OBLIGATIONS -- 60.0%
AEROSPACE & DEFENSE -- 5.3%
               Boeing
     $2,800    7.875%, 02/15/05                                        $  2,895
               General Dynamics
      2,850    4.500%, 08/15/10                                           2,837
               United Technologies
      1,500    6.350%, 03/01/11                                           1,629
                                                                       --------
                                                                          7,361
                                                                       --------
BANKS -- 1.8%
               Bank of America (A)
      2,600    4.875%, 01/15/13                                           2,527
                                                                       --------
BIOTECHNOLOGY -- 2.5%
               Pharmacia
      3,275    5.750%, 12/01/05                                           3,414
                                                                       --------




Bishop Street Funds                    16

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
        Face                                                             Market
       Amount                                                             Value
        (000)                                                             (000)
      -------                                                            ------

BROADCASTING & CABLE -- 2.4%
               Cox Communications
     $1,400    6.750%, 03/15/11                                        $  1,510
               TCI Communications
      1,550    7.875%, 08/01/13                                           1,765
                                                                       --------
                                                                          3,275
                                                                       --------
COMPUTER HARDWARE -- 1.1%
               Dell
      1,400    6.550%, 04/15/08                                           1,526
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 12.8%
               Citigroup
      2,600    6.750%, 12/01/05                                           2,743
               Ford Motor Credit
      1,400    7.375%, 10/28/09                                           1,494
               Ford Motor Credit MTN
      1,400    7.750%, 02/15/07                                           1,509
               General Electric Capital MTN, Ser A
      2,600    5.450%, 01/15/13                                           2,636
               General Motors Acceptance
      1,400    7.000%, 02/01/12                                           1,439
      1,400    6.750%, 01/15/06                                           1,467
        525    4.500%, 07/15/06                                             531
               Goldman Sachs Group
      2,600    6.600%, 01/15/12                                           2,798
               Morgan Stanley
      2,800    6.600%, 04/01/12                                           3,014
                                                                       --------
                                                                         17,631
                                                                       --------
FINANCIALS (B) -- 11.6%
               Bear Stearns
      3,984    1.650%, 07/07/04                                           3,984
               First Tennessee Bank MTN (C)
      7,968    1.080%, 06/07/05                                           7,967
               Lehman Brothers MTN (C)
      3,984    1.590%, 05/16/05                                           3,984
                                                                       --------
                                                                         15,935
                                                                       --------
FORESTRY -- 1.1%
               Weyerhaeuser
      1,420    6.750%, 03/15/12                                           1,538
                                                                       --------




June 30, 2004                          17              www.bishopstreetfunds.com

High Grade Income Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)

        Face                                                             Market
       Amount                                                             Value
       (000)                                                              (000)
      -------                                                            ------

GENERAL MERCHANDISE -- 3.1%
               Target
     $1,300    6.350%, 01/15/11                                        $  1,417
               Wal-Mart Stores
      2,625    8.000%, 09/15/06                                           2,888
                                                                       --------
                                                                          4,305
                                                                       --------
HEALTH CARE -- 1.1%
               UnitedHealth Group
      1,400    5.200%, 01/17/07                                           1,456
                                                                       --------
HOUSEHOLD PRODUCTS -- 0.5%
               Newell Rubbermaid
        650    6.600%, 11/15/06                                             696
                                                                       --------
MACHINERY - INDUSTRIAL -- 1.1%
               Masco
      1,400    5.875%, 07/15/12                                           1,454
                                                                       --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.0%
               Baker Hughes
      1,300    6.000%, 02/15/09                                           1,390
                                                                       --------
OIL & GAS - EXPLORATION/PRODUCTION -- 3.3%
               Anadarko Petroleum
      1,250    7.200%, 03/15/29                                           1,375
      1,450    6.750%, 05/15/08                                           1,584
               Ocean Energy
      1,450    7.250%, 10/01/11                                           1,600
                                                                       --------
                                                                          4,559
                                                                       --------
PHARMACEUTICALS -- 2.1%
               Abbott Laboratories
      2,700    6.400%, 12/01/06                                           2,899
                                                                       --------
RETAIL - DRUGS -- 1.1%
               CVS
      1,400    5.625%, 03/15/06                                           1,459
                                                                       --------
RETAIL - FOOD -- 1.9%
               Kraft Foods
      1,400    6.250%, 06/01/12                                           1,474
               McDonald's MTN, Ser E
      1,000    5.950%, 01/15/08                                           1,072
                                                                       --------
                                                                          2,546
                                                                       --------


Bishop Street Funds                    18

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)

        Face                                                             Market
       Amount                                                             Value
        (000)                                                             (000)
      ----------                                                         ------

SEMI-CONDUCTORS -- 2.1%
               Constellation Energy Group
     $1,400    7.000%, 04/01/12                                        $  1,525
               Duke Energy
      1,425    4.200%, 10/01/08                                           1,400
                                                                       --------
                                                                          2,925
                                                                       --------
TELECOMMUNICATIONS -- 3.1%
               AT&T Wireless Services
      1,550    7.350%, 03/01/06                                           1,654
               Verizon Virginia, Ser A
      1,400    4.625%, 03/15/13                                           1,307
               Vodafone Group
      1,300    3.950%, 01/30/08                                           1,299
                                                                       --------
                                                                          4,260
                                                                       --------
UTILITIES -- 1.0%
               Dominion Resources
      1,400    4.125%, 02/15/08                                           1,398
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $82,649)                82,554
                                                                       --------

                          U.S. TREASURY OBLIGATIONS -- 25.9%
               U.S. Treasury Bonds
      3,250    7.500%, 11/15/16 (A)                                       4,006
      9,000    7.250%, 05/15/16 (A)                                      10,880
      2,600    6.375%, 08/15/27                                           2,935
      4,200    6.250%, 08/15/23 (A)                                       4,651
      1,350    6.000%, 02/15/26 (A)                                       1,455
      1,950    5.375%, 02/15/31 (A)                                       1,967
               U.S. Treasury Notes (A)
      1,000    7.500%, 02/15/05                                           1,035
      2,000    4.375%, 05/15/07                                           2,067
      1,300    4.375%, 08/15/12                                           1,294
      1,900    4.000%, 02/15/14                                           1,811
      1,500    2.375%, 08/15/06                                           1,487
      2,000    1.500%, 07/31/05                                           1,987
                                                                       --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,773)            35,575
                                                                       --------







June 30, 2004                          19              www.bishopstreetfunds.com

High Grade Income Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
     Face Amount                                                          Value
    (000)/Shares                                                          (000)
     -----------                                                         ------


                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.0%
               FHLB
     $1,000    6.250%, 08/13/04                                        $  1,006
      2,800    3.375%, 02/15/08                                           2,759
               FHLMC
      1,100    5.375%, 08/16/06                                           1,105
      2,800    5.125%, 10/15/08                                           2,922
      2,800    3.200%, 02/28/07                                           2,773
               FHLMC MTN
        500    2.325%, 08/26/05                                             500
               FHLMC MTN, Ser 1
        625    6.250%, 08/15/16                                             628
               FNMA
      4,000    7.250%, 01/15/10 (A)                                       4,554
      1,400    5.500%, 07/18/12                                           1,411
      2,800    3.875%, 11/17/08                                           2,760
      5,600    3.750%, 09/15/08 (A)                                       5,515
      2,800    2.877%, 07/17/04 (C)                                       2,784
      3,000    2.540%, 01/12/07                                           2,944
                                                                       --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,701)   31,661
                                                                       --------

                          COMMERCIAL PAPER (B) -- 8.7%
               Countrywide Home Loans
      3,984    1.330%, 07/06/04                                           3,983
               Morgan Stanley (C)
      7,968    1.580%, 02/18/05                                           7,968
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $11,951)                     11,951
                                                                       --------

                            CASH EQUIVALENTS -- 1.4%
  1,009,695    Dreyfus Cash Management Fund                               1,010
  1,009,695    Fidelity Institutional Money Market Fund                   1,010
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $2,020)                       2,020
                                                                       --------

                       REPURCHASE AGREEMENTS (B) -- 11.0%
               Bank of America 1.550%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase price
               $8,698,127, (collateralized by a mortgage obligation,
     $8,698    total market value $8,871,708)                             8,698
               Lehman Brothers 1.580%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase
               price $6,472,909, (collateralized by a mortgage
               obligation,
      6,473    total market value $6,602,078)                             6,473
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $15,171)                15,171
                                                                       --------
TOTAL INVESTMENTS (COST $177,265) -- 130.0%                             178,932
                                                                       --------


Bishop Street Funds                    20

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                          Value
                                                                          (000)
                                                                          -----


                     OTHER ASSETS AND LIABILITIES -- (30.0)%
   Payable Upon Return of Securities Loaned                            $(43,057)
   Investment Adviser Fees Payable                                          (46)
   Administrative Fees Payable                                              (13)
   Shareholder Servicing Fees Payable                                       (11)
   Trustees' Fees Payable                                                    (1)
   Other Assets and Liabilities, Net                                      1,858
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (41,270)
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited
  authorization -- no par value) Based on 13,527,753
  Outstanding Shares of Beneficial Interest                             135,242
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 27,924 Outstanding Shares of Beneficial Interest                264
Undistributed Net Investment Income                                           1
Accumulated Net Realized Gain on Investments                                488
Net Unrealized Appreciation on Investments                                1,667
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $137,662
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($137,379,453 / 13,527,753 SHARES)                                  $  10.16
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($282,318 / 27,924 SHARES)                                          $  10.11
                                                                       ========
 MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($10.11 / 95.25%)                                    $  10.61
                                                                       ========

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2004 WAS $42,203,314.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2004 WAS $43,057,281.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2004                          21              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------
                                Top Ten Holdings
--------------------------------------------------------------------------------
                                                                      Percentage
                                                Coupon     Maturity      of
                                                 Rate        Date    Investments
--------------------------------------------------------------------------------
   1. Honolulu City & County GO                 5.000%      07/01/19     2.2%
   --------------------------------------------------------------------------
   2. Hawaii State GO                           4.750%      04/01/18     2.2%
   --------------------------------------------------------------------------
   3. Hawaii State Highway RB                   5.250%      07/01/15     2.1%
   --------------------------------------------------------------------------
   4. Hawaii State Airport System RB            5.750%      07/01/17     2.1%
   --------------------------------------------------------------------------
   5. Hawaii State Highway RB                   6.000%      07/01/09     2.1%
   --------------------------------------------------------------------------
   6. Department of Budget & Finance RB         1.120%      07/01/04     1.9%
   --------------------------------------------------------------------------
   7. Hawaii State Airport System RB            6.500%      07/01/14     1.7%
   --------------------------------------------------------------------------
   8. Department of Budget & Finance RB         5.750%      07/01/06     1.7%
   --------------------------------------------------------------------------
   9. Hawaii State GO                           5.250%      04/01/12     1.6%
   --------------------------------------------------------------------------
  10. Honolulu City & County RB                 5.250%      07/01/18     1.6%
--------------------------------------------------------------------------------


                             Statement of Net Assets

       Face                                                    Market
      Amount                                                   Value
       (000)                                                   (000)
     --------                                                 -------


                            MUNICIPAL BONDS -- 97.9%
     CALIFORNIA -- 1.3%
               California State, GO
     $1,000    5.300%, 04/01/29                               $  1,001
        500    4.000%, 04/01/07                                    517
        760    3.625%, 02/01/12                                    735
                                                              --------
                                                                 2,253
                                                              --------
HAWAII -- 85.0%
               Department of Budget & Finance, Electric &
               Subsidiary Project, Ser B, RB
      1,000    5.000%, 12/01/22                                    993
               Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMBAC Insured
      2,000    5.500%, 12/01/14                                  2,169
               Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, MBIA Insured
        785    6.200%, 05/01/26                                    834
        725    5.650%, 10/01/27                                    755


Bishop Street Funds                 22

Hawaii Municipal Bond Fund                                   (UNAUDITED)
-----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
       Amount                                                  Value
       (000)                                                   (000)
      -------                                                --------

HAWAII (CONTINUED)
               Department of Budget & Finance, Hawaiian
               Electric, Ser B, RB, AMT, AMBAC Insured
     $1,000    5.750%, 12/01/18                               $  1,067
               Department of Budget & Finance, Hawaiian
               Electric, Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                  1,087
               Department of Budget & Finance, Kapiolani
               Health, RB
        100    6.250%, 07/01/21                                    102
               Department of Budget & Finance, North Hawaii
               Community Hospital, RB (LOC: First
               Hawaiian Bank) (B)
      3,080    1.120%, 07/01/04                                  3,080
               Department of Budget & Finance, Queens
               Health Systems, Ser A, RB, Pre-Refunded
               @ 102 (A)
      1,450    5.875%, 07/01/06                                  1,584
      2,505    5.750%, 07/01/06                                  2,732
               Department of Budget & Finance, Queens
               Health Systems, Ser B, RB, MBIA Insured
        750    5.250%, 07/01/11                                    796
      1,445    5.250%, 07/01/12                                  1,525
      1,275    5.250%, 07/01/13                                  1,342
      1,000    5.250%, 07/01/14                                  1,050
               Department of Budget & Finance, Special
               Purpose Mortgage, Hawaiian Electric Project,
               Ser A, RB, AMT, MBIA Insured
      1,090    6.600%, 01/01/25                                  1,124
               Department of Budget & Finance, Special
               Purpose Mortgage, Kapiolani Health Care
               System Project, RB
      1,510    6.300%, 07/01/08                                  1,529
               Department of Budget & Finance, Special
               Purpose Mortgage, St. Francis Medical Center
               Project, RB, FSA Insured
        930    6.500%, 07/01/22                                    933
               Harbor Capital Improvement, RB, AMT,
               FGIC Insured
        305    6.200%, 07/01/08                                    311
               Harbor Capital Improvement, RB, AMT,
               MBIA Insured
      2,000    5.500%, 07/01/27                                  2,030
        545    5.400%, 07/01/09                                    585
               Harbor System, Ser A, RB, AMT, FSA Insured
      2,025    5.750%, 07/01/17                                  2,179
      1,210    5.700%, 07/01/16                                  1,304
      1,000    5.600%, 07/01/15                                  1,078
               Harbor System, Ser B, RB, AMT, AMBAC Insured
        200    5.500%, 07/01/19                                    211
               Harbor System, Ser B, RB, AMT, FSA Insured
      1,000    5.000%, 01/01/13                                  1,058


June 30, 2004              23                www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                  (UNAUDITED)
-----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
       Amount                                                  Value
        (000)                                                  (000)
       ------                                                 --------

HAWAII (CONTINUED)
               Hawaii County, Ser A, GO, FGIC Insured
     $  450    5.600%, 05/01/12                               $    503
        430    5.600%, 05/01/13                                    481
        400    5.550%, 05/01/09                                    442
        630    5.500%, 07/15/12                                    698
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                  1,083
        500    5.400%, 05/15/15                                    533
      1,000    5.250%, 05/15/11                                  1,089
      1,000    5.000%, 07/15/23                                  1,011
               Hawaii State, Airport System, RB, AMT,
               FGIC Insured
      3,235    5.750%, 07/01/17                                  3,429
        200    5.250%, 07/01/21                                    201
               Hawaii State, Airport System, Second Ser,
               RB, AMT, ETM
         60    6.900%, 07/01/12                                     70
               Hawaii State, Airport System, Second Ser,
               RB, AMT, ETM, MBIA Insured
      1,100    6.900%, 07/01/12                                  1,277
               Hawaii State, Airport System, Ser B, RB,
               AMT, FGIC Insured
      1,500    6.625%, 07/01/18                                  1,703
      2,500    6.500%, 07/01/14                                  2,831
        100    6.000%, 07/01/19                                    108
               Hawaii State, Highway, RB
      1,000    6.000%, 07/01/08                                  1,114
      3,000    6.000%, 07/01/09                                  3,378
        375    5.250%, 07/01/10                                    401
        500    5.250%, 07/01/12                                    535
      2,000    5.250%, 07/01/16                                  2,129
               Hawaii State, Highway, RB, FGIC Insured
      3,280    5.250%, 07/01/15                                  3,468
        405    5.000%, 07/01/16                                    421
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB
        750    6.050%, 07/01/22                                    770
        330    6.000%, 07/01/15                                    340
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB,
               AMT, FNMA Collateral
      1,405    5.750%, 07/01/30                                  1,425
         52    5.550%, 07/01/07                                     53
      1,205    5.400%, 07/01/30                                  1,206
        225    5.250%, 07/01/13                                    231
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser A, RB,
               AMT, FNMA Collateral
        150    4.900%, 07/01/28                                    152


Bishop Street Funds                 24

Hawaii Municipal Bond Fund                                  (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
       Amount                                                  Value
        (000)                                                  (000)
       --------                                               --------

HAWAII (CONTINUED)
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser B, RB,
               FNMA Collateral
     $1,000    5.450%, 07/01/17                               $  1,025
               Hawaii State, Housing, Finance & Development,
               University of Hawaii, Faculty Housing Project,
               RB, AMBAC Insured
        700    5.650%, 10/01/16                                    737
        415    5.000%, 10/01/06                                    434
        395    4.850%, 10/01/05                                    409
               Hawaii State, Kapolei Office Building, Ser A,
               COP, AMBAC Insured
      1,475    5.250%, 05/01/13                                  1,581
      1,000    5.000%, 05/01/08                                  1,075
      1,000    5.000%, 05/01/14                                  1,049
      1,100    5.000%, 05/01/15                                  1,144
      1,500    5.000%, 05/01/16                                  1,563
      1,000    5.000%, 05/01/17                                  1,038
        500    5.000%, 05/01/18                                    516
               Hawaii State, No. 1 Capitol District State
               Office, COP, MBIA Insured
      1,000    5.200%, 05/01/14                                  1,055
        175    5.000%, 05/01/11                                    188
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                  1,120
               Hawaii State, Ser CL, GO, MBIA Insured
        555    6.000%, 03/01/08                                    614
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                  2,391
        500    6.000%, 12/01/09                                    566
      1,500    6.000%, 12/01/11                                  1,715
               Hawaii State, Ser CN, GO, FGIC Insured
        500    5.500%, 03/01/14                                    542
        500    5.250%, 03/01/12                                    537
        540    5.250%, 03/01/17                                    569
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                    210
               Hawaii State, Ser CP, GO, FGIC Insured
        300    5.000%, 10/01/16                                    312
               Hawaii State, Ser CR, GO, MBIA Insured
        500    5.750%, 04/01/09                                    556
        270    5.250%, 04/01/11                                    287
      2,500    5.250%, 04/01/12                                  2,667
      3,500    4.750%, 04/01/18                                  3,545
               Hawaii State, Ser CU, GO, MBIA Insured
        500    5.750%, 10/01/11                                    557
        550    5.750%, 10/01/12                                    605


June 30, 2004              25                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                  (UNAUDITED)
-----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
        Amount                                                 Value
        (000)                                                  (000)
       -------                                                --------

HAWAII (CONTINUED)
               Hawaii State, Ser CV, GO, FGIC Insured
     $1,000    5.250%, 08/01/21                               $  1,036
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                  1,064
      2,000    5.000%, 02/01/19                                  2,060
               Hawaii State, Ser CZ, GO, FSA Insured,
               Pre-Refunded @ 100 (A)
      1,860    5.250%, 07/01/12                                  2,056
               Hawaiian Home Lands Department, RB
      1,250    4.000%, 07/01/05                                  1,277
               Honolulu City & County, Board of Water
               Supply, RB, Pre-Refunded @ 101 (A)
      1,000    5.800%, 07/01/06                                  1,083
        250    5.250%, 07/01/06                                    268
               Honolulu City & County, Board of Water
               Supply, Ser A, RB, FGIC Insured
      2,000    5.000%, 07/01/24                                  2,020
      2,000    5.000%, 07/01/33                                  1,993
               Honolulu City & County, FHA-Smith-
               Beretania-8A, RB, MBIA Insured
      1,000    5.450%, 01/01/25                                  1,001
               Honolulu City & County, GO
        820    5.400%, 09/27/07                                    888
        200    1.300%, 09/11/08                                    200
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                    261
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                     62
               Honolulu City & County, Ser A, GO, ETM
        500    6.000%, 01/01/09                                    561
         95    6.000%, 01/01/10                                    108
        245    5.700%, 04/01/09                                    272
               Honolulu City & County, Ser A, GO, ETM,
               MBIA Insured
        135    6.000%, 11/01/10                                    154
               Honolulu City & County, Ser A, GO,
               FSA Insured,
               Pre-Refunded @ 100 (A)
        400    5.125%, 09/01/11                                    441
               Honolulu City & County, Ser A, GO,
               MBIA Insured
        365    6.000%, 11/01/10                                    415
      1,000    5.250%, 03/01/27                                  1,015
               Honolulu City & County, Ser B, GO,
               ETM, FGIC Insured
        635    5.500%, 10/01/11                                    715




Bishop Street Funds                 26

Hawaii Municipal Bond Fund                                  (UNAUDITED)
-----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
       Amount                                                   Value
        (000)                                                   (000)
       ------                                                 --------

HAWAII (CONTINUED)
               Honolulu City & County, Ser B, GO, FGIC
               Insured, Pre-Refunded @ 101 (A)
     $2,000    5.125%, 07/01/09                               $  2,199
      2,000    5.125%, 07/01/09                                  2,199
               Honolulu City & County, Ser C, GO,
               FGIC Insured
        125    5.500%, 11/01/07                                    136
      1,200    5.125%, 07/01/11                                  1,297
      2,100    5.125%, 07/01/15                                  2,206
        650    5.000%, 07/01/09                                    702
      3,500    5.000%, 07/01/19                                  3,597
               Honolulu City & County, Ser D, GO, AMT,
               FGIC Insured
        245    4.850%, 02/01/10                                    260
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
        200    6.900%, 06/20/35                                    206
               Honolulu City & County, Waste Water, 2nd Board
               Resolution, Junior Ser, RB, FGIC Insured
      1,000    5.250%, 07/01/12                                  1,081
        900    5.250%, 07/01/13                                    971
      1,000    5.250%, 07/01/17                                  1,051
      2,500    5.250%, 07/01/18                                  2,618
      1,000    5.000%, 07/01/23                                  1,005
               Kauai County, Public Improvement, Ser B, GO,
               MBIA Insured
        175    5.200%, 08/01/15                                    185
        165    5.150%, 08/01/14                                    175
        155    5.100%, 08/01/13                                    164
        120    5.050%, 08/01/12                                    127
        140    5.000%, 08/01/11                                    149
        135    4.950%, 08/01/10                                    143
        100    4.850%, 08/01/09                                    106
        120    4.750%, 08/01/08                                    128
               Kauai County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 100 (A)
      1,135    6.250%, 08/01/10                                  1,313
      1,480    6.250%, 08/01/10                                  1,712
      1,335    6.250%, 08/01/10                                  1,544
      1,050    6.250%, 08/01/10                                  1,215
               Kauai County, Ser A, GO, MBIA Insured
        750    5.625%, 08/01/18                                    814
               Maui County, Ser A, GO
        485    5.375%, 03/01/12                                    529


June 30, 2004              27                www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                  (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                   Market
       Amount                                                  Value
       (000)                                                   (000)
      -------                                                --------

HAWAII (CONTINUED)
               Maui County, Ser A, GO, FGIC Insured
     $  100    5.125%, 03/01/14                               $    105
        615    5.100%, 03/01/19                                    629
        200    5.000%, 03/01/13                                    209
        795    5.000%, 03/01/18                                    813
               Maui County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
        500    5.200%, 09/01/07                                    532
               Maui County, Ser A, GO, MBIA Insured
      1,840    5.000%, 03/01/20                                  1,886
               Maui County, Ser A, GO, MBIA Insured,
               Pre-Refunded @ 101 (A)
        250    5.750%, 06/01/06                                    270
               Maui County, Ser B, GO, MBIA Insured
        500    5.000%, 09/01/17                                    526
               Maui County, Ser C, GO, FGIC Insured
        500    5.200%, 03/01/16                                    526
        790    5.150%, 03/01/15                                    828
               Pacific Health Special Purpose, Ser A, RB
        500    5.600%, 07/01/33                                    476
               University of Hawaii, Ser A, RB, FGIC Insured
        500    5.500%, 07/15/21                                    534
               University of Hawaii, Ser B, RB, FSA Insured
        320    5.250%, 10/01/16                                    341
        775    5.250%, 10/01/17                                    822
                                                              --------
                                                               146,426
                                                              --------
KENTUCKY -- 0.6%
               Kenton County, Airport, RB, AMT, MBIA Insured
      1,000    5.000%, 03/01/10                                  1,050
                                                              --------
MASSACHUSETTS -- 0.8%
               Massachusetts State, Port Authority,
               Ser B, RB, AMT, FSA Insured
      1,265    5.500%, 07/01/14                                  1,330
                                                              --------
NEW YORK -- 0.6%
               New York State, Tobacco Settlement
               Financing Corp, Ser B-1, RB
      1,100    4.000%, 06/01/12                                  1,074
                                                              --------
OREGON -- 0.6%
               Portland, Airport & Marina
               Improvements, Ser 12C, RB, AMT,
               FGIC Insured
      1,000    4.750%, 07/01/10                                  1,035
                                                              --------


Bishop Street Funds                 28

Hawaii Municipal Bond Fund                                  (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                               Market
     Face Amount                                               Value
    (000)/Shares                                               (000)
     --------------                                           --------

PUERTO RICO -- 8.6%
               Puerto Rico Commonwealth, GO, MBIA Insured
     $1,500    6.500%, 07/01/10                               $  1,753
        500    6.500%, 07/01/14                                    600
               Puerto Rico Commonwealth, Public Improvement,
               GO, FSA Insured
      1,000    5.000%, 07/01/21                                  1,025
               Puerto Rico Commonwealth, Public Improvement,
               Ser A, GO
      1,000    5.000%, 07/01/10                                  1,071
      1,000    5.000%, 07/01/11                                  1,071
      1,000    5.000%, 07/01/27                                    969
               Puerto Rico Commonwealth, Ser A, GO
      1,000    5.000%, 07/01/30                                  1,051
               Puerto Rico, Electric Power Authority,
               Ser DD, RB, FSA Insured
      1,000    5.000%, 07/01/28                                  1,000
               Puerto Rico, Electric Power Authority,
               Ser HH, RB, FSA Insured
        500    5.250%, 07/01/29                                    510
               Puerto Rico, Housing, Banking & Finance
               Agency, Single-Family Mortgage, Affordable
               Housing Mortgage, Portfolio I, RB, AMT,
               GNMA/FNMA/FHLMC Collateral
        180    6.100%, 10/01/15                                    184
               Puerto Rico, Housing Financial Authority,
               Capital Funding Program, RB
      2,500    5.000%, 12/01/16                                  2,600
      1,000    4.500%, 12/01/09                                  1,054
               Puerto Rico, Industrial Tourist Educational
               Medical Environmental Control Facilities,
               Hospital Auxilio Mutuo Obligation Group,
               Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                    312
               University of Puerto Rico, Ser O, RB,
               MBIA Insured
      1,500    5.750%, 06/01/19                                  1,656
                                                              --------
                                                                14,856
                                                              --------
TEXAS -- 0.4%
               Channelview, Independent School District,
               Ser B, GO
        550    5.250%, 08/15/19                                    578
                                                              --------
               TOTAL MUNICIPAL BONDS (Cost $162,159)           168,602
                                                              --------

                            CASH EQUIVALENTS -- 0.8%
    701,666    Dreyfus Tax-Exempt Cash Management Fund             702
    701,665    Fidelity Institutional Money Market
               Tax-Exempt Fund                                     702
                                                              --------
               TOTAL CASH EQUIVALENTS (Cost $1,404)              1,404
                                                              --------
TOTAL INVESTMENTS (COST $163,563)-- 98.7%                      170,006
                                                              --------


June 30, 2004              29                www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                 (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                               Value
                                                               (000)
                                                              -------

                      OTHER ASSETS AND LIABILITIES -- 1.3%
   Investment Adviser Fees Payable                            $    (32)
   Shareholder Servicing Fees Payable                              (14)
   Administrative Fees Payable                                     (10)
   Distribution Fee Payable                                         (6)
   Trustees' Fees Payable                                           (1)
   Other Assets and Liabilities, Net                             2,286
                                                              --------
TOTAL OTHER ASSETS AND LIABILITIES                               2,223
                                                              --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited
 authorization -- no par value) Based on 13,136,833
 Outstanding Shares of Beneficial Interest                     136,596
Fund Shares of Class A (unlimited authorization
 -- no par value) Based on 2,697,534 Outstanding
 Shares of Beneficial Interest                                  28,235
Undistributed Net Investment Income                                 33
Accumulated Net Realized Gain on Investments                       922
Net Unrealized Appreciation on Investments                       6,443
                                                              --------
TOTAL NET ASSETS -- 100.0%                                    $172,229
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($142,883,160 / 13,136,833 SHARES)                         $  10.88
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($29,345,647 / 2,697,534 SHARES)                           $  10.88
                                                              ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($10.88 / 95.75%)                           $  11.36
                                                              ========


Bishop Street Funds                 30

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB --  REVENUE BOND
SER --  SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2004              31               www.bishopstreetfunds.com

Money Market Fund                                          (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS


        Face
       Amount                                                  Value
        (000)                                                  (000)
      --------                                                -------

                          COMMERCIAL PAPER (D) -- 39.7%
ASSET-BACKED (E) -- 19.8%
               Apreco
     $4,650    1.140%, 07/19/04                               $  4,647
               CRC Funding
      4,500    1.100%, 07/12/04                                  4,499
               Delaware Funding
      4,500    1.100%, 07/13/04                                  4,498
               Falcon Asset Securitization
      4,500    1.140%, 07/13/04                                  4,498
               Galaxy Funding
      4,000    1.200%, 08/17/04                                  3,994
               Greyhawk Funding
      4,000    1.070%, 07/14/04                                  3,999
               Old Line Funding
      4,000    1.050%, 07/06/04                                  3,999
               Park Avenue Receivables
      4,500    1.210%, 07/15/04                                  4,498
               Preferred Receivable Funding
      4,500    1.210%, 07/13/04                                  4,498
               Windmill Funding
      5,000    1.100%, 07/12/04                                  4,998
               Yorktown Capital
      4,500    1.230%, 07/21/04                                  4,497
                                                              --------
                                                                48,625
                                                              --------
BANKS -- 2.4%
               Svenska Handelsbank
      5,000    1.230%, 10/12/04                                  5,000
               UBS Finance
      1,000    1.130%, 07/07/04                                  1,000
                                                              --------
                                                                 6,000
                                                              --------
CONSUMER STAPLES -- 5.7%
               Coca-Cola
      5,000    1.160%, 07/19/04                                  4,997
               Colgate-Palmolive
      4,000    1.180%, 07/19/04                                  3,997
               Procter & Gamble
      5,000    1.190%, 07/21/04                                  4,997
                                                              --------
                                                                13,991
                                                              --------


Bishop Street Funds                 32

Money Market Fund                                           (UNAUDITED)
-----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                  Value
        (000)                                                  (000)
       --------                                               --------

DIVERSE FINANCIAL SERVICES -- 9.1%
               CBA Finance
     $5,000    1.150%, 08/16/04                               $  4,993
               General Electric Capital
      3,500    1.320%, 08/17/04                                  3,494
               International Lease Finance
      4,800    1.070%, 07/09/04                                  4,799
               MassMutual Funding
      4,000    1.180%, 07/21/04                                  3,997
               Morgan Stanley
      5,000    1.090%, 07/06/04                                  4,999
                                                              --------
                                                                22,282
                                                              --------
PHARMACEUTICALS -- 0.5%
               Pfize
      1,300    1.100%, 07/19/04                                  1,299
                                                              --------
RETAIL - FOOD -- 2.2%
               Archer Daniels Midland (E)
      5,300    1.080%, 08/17/04                                  5,293
                                                              --------
TOTAL COMMERCIAL PAPER (Cost $97,490)                           97,490
                                                              --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.5%
               FHLB
      2,500    1.420%, 11/10/04 (C)                              2,487
      4,000    1.400%, 11/12/04 (C)                              3,979
      3,000    2.125%, 12/15/04                                  3,012
      1,500    1.500%, 03/01/05                                  1,500
      4,000    1.625%, 04/15/05                                  4,011
      1,100    1.660%, 05/16/05                                  1,100
               FHLMC
      5,000    1.179%, 08/16/04 (C)                              4,992
      4,000    1.190%, 08/19/04 (C)                              3,994
      4,500    1.201%, 12/29/04                                  4,473
               FHLMC MTN
      6,000    1.360%, 08/06/04                                  6,001
               FNMA (C)
      7,000    1.219%, 07/01/04                                  7,000
      1,487    1.200%, 09/17/04                                  1,483
      2,500    1.258%, 11/03/04                                  2,489
      3,000    1.470%, 11/12/04                                  2,984


June 30, 2004             33                www.bishopstreetfunds.com

Money Market Fund                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
        Face
       Amount                                                  Value
        (000)                                                  (000)
       -------                                                -------


                 U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
               $2,800 1.375%, 02/14/05                        $  2,800
        540    1.610%, 05/13/05                                    540
                                                              --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $52,845)                                    52,845
                                                              --------

               CERTIFICATES OF DEPOSIT/BANK NOTES -- 9.0%
               ABN Amro Bank
      3,000    1.270%, 12/30/04                                  3,000
               Bradford & Bingley (E)
      4,000    1.120%, 01/07/05                                  4,000
               Wells Fargo Bank
      5,000    1.300%, 08/10/04                                  5,000
               Westdeutsche Landesbank
      5,000    1.320%, 01/27/05                                  5,000
               Wilmington Trust
      5,000    1.100%, 07/26/04                                  5,000
                                                              --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
               (Cost $22,000)                                   22,000
                                                              --------

                 INSURANCE FUNDING AGREEMENTS (A)(B)(E) -- 6.3%
               Allstate
      3,000    1.610%, 09/15/04                                  3,000
               Metropolitan Life Insurance
      5,000    1.259%, 08/02/04                                  5,000
               Monumental Life Insurance
      5,500    1.270%, 08/01/04                                  5,500
               Travelers Insurance
      2,000    1.385%, 08/30/04                                  2,000
                                                              --------
               TOTAL INSURANCE FUNDING AGREEMENTS
              (Cost $15,500)                                    15,500
                                                              --------

                        CORPORATE OBLIGATIONS (A) -- 5.9%
BANKS -- 3.8%
               American Express Centurion
      5,000    1.270%, 07/27/04                                  5,000
               Barclays Bank
      1,500    1.221%, 03/24/05                                  1,500
               Chase Manhattan Bank
      2,750    1.140%, 07/12/04                                  2,750
                                                              --------
                                                                 9,250
                                                              --------


Bishop Street Funds                34

Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                  Value
        (000)                                                  (000)
       -------                                                -------

DIVERSE FINANCIAL SERVICES -- 2.1%
               General Electric Capital
     $2,300    1.250%, 07/09/04                               $  2,300
               General Electric Capital MTN
      2,000    1.359%, 07/19/04                                  2,000
               Nationwide Building (E)
        900    1.139%, 07/23/04                                    900
                                                              --------
                                                                 5,200
                                                              --------
               TOTAL CORPORATE OBLIGATIONS (Cost $14,450)       14,450
                                                              --------

                 COLLATERALIZED MORTGAGE OBLIGATIONS (A) -- 3.3%
                      Granite Mortgages, Ser 2004-1, Cl 1A1
      1,449    1.240%, 07/20/04                                  1,449
               Holmes Financing, Ser 8, Cl 1A
      2,500    1.189%, 07/15/04                                  2,500
               Permanent Financing, Ser 3, Cl 1A
      2,055    1.139%, 07/12/04                                  2,055
               Permanent Financing, Ser 4, Cl 1A
      2,000    1.129%, 07/12/04                                  2,000
                                                              --------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $8,004)                                      8,004
                                                              --------

                           MUNICIPAL BONDS (D) -- 0.8%
CONNECTICUT -- 0.8%
               Yale University TECP
      2,000    1.100%, 07/07/04                                  1,999
                                                              --------
               TOTAL MUNICIPAL BONDS (Cost $1,999)               1,999
                                                              --------

                         REPURCHASE AGREEMENTS -- 13.5%
               Deutsche Bank 1.500%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase price
               $23,100,963, (collateralized by a U.S.
               government obligation,
     23,100    total market value $23,562,000)                  23,100
               Goldman Sachs Group 1.550%, dated 06/30/04,
               to be repurchased on 07/01/04, repurchase price
               $10,000,431, (collateralized by a U.S.
               government obligation,
     10,000    total market value $10,200,001)                  10,000
                                                              --------
               TOTAL REPURCHASE AGREEMENTS (Cost $33,100)       33,100
                                                              --------
TOTAL INVESTMENTS (COST $245,388)-- 100.0%                     245,388
                                                              --------


June 30, 2004              35                www.bishopstreetfunds.com

Money Market Fund                                           (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                               Value
                                                               (000)
                                                              -------


                      OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Adviser Fees Payable                            $    (30)
   Administrative Fees Payable                                     (22)
   Shareholder Servicing Fees Payable                              (20)
   Distribution Fee Payable                                         (3)
   Trustees' Fees Payable                                           (2)
   Other Assets and Liabilities, Net                                60
                                                              --------
TOTAL OTHER ASSETS AND LIABILITIES                                 (17)
                                                              --------

                                   NET ASSETS:
 Fund Shares of Institutional Shares (unlimited authorization --
 no par value) Based on 226,855,502 Outstanding Shares
    of Beneficial Interest                                     226,856
Fund Shares of Class A (unlimited authorization --
   no par value) Based on 18,538,809 Outstanding Shares of
   Beneficial Interest                                          18,537
Distribution in Excess of Net Investment Income                     (1)
Accumulated Net Realized Loss on Investments                       (21)
                                                              --------
TOTAL NET ASSETS -- 100.0%                                    $245,371
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($226,832,446 / 226,855,502 SHARES)                        $   1.00
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($18,538,823 / 18,538,809 SHARES)                          $   1.00
                                                              ========
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2004. THE MATURITY DATE SHOWN IS
    THE NEXT SCHEDULED RESET DATE.
(B) SECURITY CONSIDERED ILLIQUID.
(C) REPRESENTS THE EFFECTIVE  YIELD AT THE DATE OF PURCHASE.
(D) REPRESENTS THE DISCOUNT YIELD AT THE DATE OF PURCHASE.
(E) SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM
    OR OTHER "ACCREDITED  INVESTORS."

CL -- CLASS
FHLB --  FEDERAL  HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN  MORTGAGE CORPORATION
FNMA --  FEDERAL  NATIONAL  MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                 36

Treasury Money Market Fund                                  (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS

        Face
       Amount                                                  Value
        (000)                                                  (000)
       -------                                                -------


                       U.S. TREASURY OBLIGATIONS -- 44.9%
               U.S. Treasury Bills (A)
    $26,000    0.930%, 07/01/04                               $ 26,000
      3,000    1.222%, 11/18/04                                  2,984
               U.S. Treasury Notes
      5,000    7.250%, 08/15/04                                  5,037
      5,000    6.000%, 08/15/04                                  5,029
      9,000    2.125%, 08/31/04                                  9,013
      5,000    7.875%, 11/15/04                                  5,126
     26,500    5.875%, 11/15/04                                 26,965
     10,500    2.000%, 11/30/04                                 10,532
      4,000    1.750%, 12/31/04                                  4,011
      2,000    1.625%, 04/30/05                                  2,007
                                                              --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,704)   96,704
                                                              --------

                         REPURCHASE AGREEMENTS -- 54.9%
               ABN Amro 1.280%, dated 06/30/04,
               due 07/01/04, repurchase price $10,000,356,
               (collateralized by a U.S. treasury obligation,
     10,000    total market value $10,247,464)                  10,000
               Credit Suisse First Boston 1.250%,
               dated 06/30/04, due 07/01/04, repurchase
               price $10,000,347,(collateralized by a
               U.S. treasury obligation,
     10,000    total market value $10,203,243)                  10,000
               Deutsche Bank 1.300%, dated 06/30/04,
               due 07/01/04, repurchase price $39,801,437,
               (collateralized by U.S. treasury obligations,
     39,800    total market value $40,596,991)                  39,800
               Goldman Sachs Group 1.220%, dated 06/30/04,
               due 07/01/04, repurchase price $10,000,339,
               (collateralized by a U.S. treasury obligation,
     10,000    total market value $10,208,846)                  10,000
               UBS Securities 1.280%, dated 06/30/04,
               due 07/01/04, repurchase price $48,001,707,
               (collateralized by a U.S. treasury obligation,
     48,000    total market value $48,963,687)                  48,000
                                                              --------
               TOTAL REPURCHASE AGREEMENTS (Cost $117,800)     117,800
                                                              --------
TOTAL INVESTMENTS (COST $214,504)-- 99.8%                      214,504
                                                              --------


June 30, 2004             37               www.bishopstreetfunds.com

Treasury Money Market Fund                                  (UNAUDITED)
----------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                               Value
                                                               (000)
                                                              -------


                      OTHER ASSETS AND LIABILITIES -- 0.2%
   Investment Adviser Fee Payable                             $    (17)
   Administrative Fees Payable                                     (21)
   Shareholder Servicing Fees Payable                              (18)
   Trustees' Fees Payable                                           (3)
   Other Assets and Liabilities, Net                               510
                                                              --------
TOTAL OTHER ASSETS AND LIABILITIES                                 451
                                                              --------

                                   NET ASSETS:
 Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) based on 214,946,724 outstanding shares
   of beneficial interest                                      214,947
Accumulated Net Realized Gain on Investments                         8
                                                              --------
TOTAL NET ASSETS -- 100.0%                                    $214,955
                                                              ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                     $   1.00
                                                              ========
(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
THE  ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                 38


Bishop Street Funds                                                          (UNAUDITED)
----------------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004
                                 (IN THOUSANDS)
                                                                      Tax         High
                                                     Strategic      Managed       Grade
                                         Equity       Growth        Equity       Income
                                          Fund         Fund          Fund         Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                       $1,005       $ 170          $236      $    --
   Interest Income                            9           3             2        3,042
   Securities Lending, Net                   21          --            --           18
   Less: Foreign Taxes Withheld              (5)         --            --           --
----------------------------------------------------------------------------------------
   Total Investment Income                1,030         173           238        3,060
----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                  577         188           126          379
   Shareholder Servicing Fees               195          64            43          172
   Administrative Fees                      156          51            34          138
   Distribution Fees, Class A                 2          --            --           --
   Transfer Agent Fees                       29           6            11           28
   Professional Fees                         15           3             3           13
   Custody Fees                               8           3             2            7
   Trustees' Fees                             7           1             1            6
   Printing Fees                              5           1             1            7
   Registration Fees                          1           1            --            1
   Miscellaneous Expenses                     5           1             1            5
----------------------------------------------------------------------------------------
      Total Expenses                      1,000         319           222          756
----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees             (30)         --           (11)         (69)
        Shareholder Servicing Fees         (117)        (38)          (26)        (103)
        Administrative Fees                 (68)        (22)          (15)         (60)
----------------------------------------------------------------------------------------
            Total Waivers                  (215)        (60)          (52)        (232)
----------------------------------------------------------------------------------------
      Total Net Expenses                    785         259           170          524
----------------------------------------------------------------------------------------
   Net Investment Income (Loss)             245         (86)           68        2,536
----------------------------------------------------------------------------------------
Net Realized Gain on Investments          3,103       1,128           742          603
Change in Unrealized Appreciation
   (Depreciation) on Investments         (2,861)        661            56       (4,010)
----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                           242       1,789           798       (3,407)
----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   Resulting from Operations             $  487      $1,703          $866      $  (871)
========================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2004              39                www.bishopstreetfunds.com


Bishop Street Funds                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004
                                 (IN THOUSANDS)

                                                     Hawaii                     Treasury
                                                    Municipal        Money        Money
                                                      Bond          Market       Market
                                                      Fund           Fund         Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $ 4,015        $1,310       $1,322
----------------------------------------------------------------------------------------
   Total Investment Income                            4,015         1,310        1,322
----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                              311           346          376
   Shareholder Servicing Fees                           222           288          313
   Administrative Fees                                  178           231          251
   Distribution Fees, Class A                            38            22           --
   Transfer Agent Fees                                   30            37           26
   Professional Fees                                     16            23           24
   Custody Fees                                           9            11           13
   Trustees' Fees                                         8            10           11
   Printing Fees                                          7            11           13
   Registration Fees                                      1             2            2
   Miscellaneous Expenses                                14             2           17
----------------------------------------------------------------------------------------
      Total Expenses                                    834           983        1,046
----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                         (57)         (112)        (198)
        Shareholder Servicing Fees                     (133)         (173)        (188)
        Administrative Fees                            (116)         (100)        (109)
----------------------------------------------------------------------------------------
            Total Waivers                              (306)         (385)        (495)
----------------------------------------------------------------------------------------
      Total Net Expenses                                528           598          551
----------------------------------------------------------------------------------------
   Net Investment Income                              3,487           712          771
----------------------------------------------------------------------------------------
Net Realized Gain on Investments                        718             1           --
Change in Unrealized Depreciation
   on Investments                                    (6,013)           --           --
----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                                    (5,295)            1           --
----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   Resulting from Operations                        $(1,808)       $  713       $  771
========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Bishop Street Funds                 40


Bishop Street Funds
-----------------------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)

                                                                          Equity Fund
------------------------------------------------------------------------------------------------
                                                                          2004    2003
------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                              $    245  $    655
   Net Realized Gain on Investments                                      3,103     1,685
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                     (2,861)   30,565
------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                        487    32,905
------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                           (240)     (650)
     Class A Shares                                                         (1)       (3)
------------------------------------------------------------------------------------------------
        Total Dividends                                                   (241)     (653)
------------------------------------------------------------------------------------------------
Changes in Net Assets                                                      246    32,252
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                         6,642    11,293
     Reinvestments of Cash Distributions                                   151       393
     Cost of Shares Redeemed                                           (13,879)  (17,181)
-------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions            (7,086)   (5,495)
-------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                           153       143
     Reinvestments of Cash Distributions                                    --         2
     Cost of Shares Redeemed                                               (52)     (521)
-------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                           101      (376)
-------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                      (6,985)   (5,871)
-------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              (6,739)   26,381
-------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                               157,965   131,584
--------------------------------------------------------------------------------------------------
     End of Period                                                    $151,226  $157,965
==================================================================================================
Undistributed Net Investment Income                                   $     13  $      9
==================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                         691     1,341
     Shares Issued in Lieu of Cash Distributions                            16        46
     Shares Redeemed                                                    (1,437)   (2,169)
--------------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                      (730)     (782)
--------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                          16        17
     Shares Issued in Lieu of Cash Distributions                            --         1
     Shares Redeemed                                                        (6)      (64)
--------------------------------------------------------------------------------------------------
        Total Class A Share Transactions                                    10       (46)
--------------------------------------------------------------------------------------------------
Net Decrease in Shares Outstanding from Share Transactions                (720)     (828)
==================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2004              41               www.bishopstreetfunds.com


Bishop Street Funds
-----------------------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)

                                                        Strategic          Tax Managed
                                                       Growth Fund         Equity Fund
------------------------------------------------------------------------------------------
                                                      2004      2003      2004    2003
------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                     $  (86) $   (167)      $ 68    $ 205
   Net Realized Gain on Investments                  1,128       758        742       19
   Change in Unrealized Appreciation
     on Investments                                    661     8,983         56    6,553
------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations  1,703     9,574        866    6,777
------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                         --        --        (67)    (204)
   Capital Gains:
     Institutional Class Shares                         --        --         --      (46)
------------------------------------------------------------------------------------------
        Total Dividends and Distributions               --        --        (67)    (250)
------------------------------------------------------------------------------------------
Changes in Net Assets                                1,703     9,574        799    6,527
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                    10,724    20,073        498    8,008
     Reinvestments of Cash Distributions                --        --          2        6
     Cost of Shares Redeemed                        (3,997)   (2,701)    (2,542)  (4,368)
------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share
          Transactions                               6,727    17,372     (2,042)   3,646
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                   6,727    17,372     (2,042)   3,646
------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets           8,430    26,946     (1,243)  10,173
------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                            46,845    19,899     34,808   24,635
------------------------------------------------------------------------------------------
     End of Period                                 $55,275   $46,845    $33,565  $34,808
==========================================================================================
Distributions in Excess of Net Investment
 Income/Accumulated Net Investment Loss            $  (108)  $   (22)   $   (13) $   (14)
==========================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                     883     1,873         40      802
     Shares Issued in Lieu of Cash Distributions        --        --         --        1
     Shares Redeemed                                  (327)     (251)      (207)    (422)
------------------------------------------------------------------------------------------
        Total Institutional Class Share
          Transactions                                 556     1,622       (167)     381
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding from
   Share Transactions                                  556     1,622       (167)     381
==========================================================================================
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                 42


Bishop Street Funds
----------------------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)

                                                       High Grade      Hawaii Municipal
                                                       Income Fund         Bond Fund
-----------------------------------------------------------------------------------------
                                                      2004      2003      2004    2003
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                         $  2,536  $  5,273  $  3,487  $  7,321
   Net Realized Gain on Investments                   603     4,600       718     1,911
   Change in Unrealized Appreciation
    (Depreciation) on Investments                  (4,010)   (5,397)   (6,013)       64
-----------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting
     From Operations                                 (871)    4,476    (1,808)    9,296
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                    (2,531)   (5,260)   (2,920)   (6,122)
     Class A Shares                                    (6)      (13)     (568)   (1,218)
   Capital Gains:
     Institutional Class Shares                        --    (2,572)       --    (1,555)
     Class A Shares                                    --        (5)       --      (317)
-----------------------------------------------------------------------------------------
         Total Dividends and Distributions         (2,537)   (7,850)   (3,488)   (9,212)
-----------------------------------------------------------------------------------------
Changes in Net Assets                              (3,408)   (3,374)   (5,296)       84
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                   13,671    15,737     6,092    18,535
     Reinvestments of Cash Distributions            1,019     2,901       456     1,112
     Cost of Shares Redeemed                       (8,754)  (18,942)   (9,651)  (19,607)
-----------------------------------------------------------------------------------------
         Total Institutional Class Capital
          Share Transactions                        5,936      (304)   (3,103)       40
-----------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                       65        25       583     2,635
     Reinvestments of Cash Distributions                4        15       232       726
     Cost of Shares Redeemed                          (56)     (182)   (1,535)   (5,880)
-----------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions      13      (142)     (720)   (2,519)
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From
   Capital Share Transactions                       5,949      (446)   (3,823)   (2,479)
-----------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets          2,541    (3,820)   (9,119)   (2,395)
-----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                          135,121   138,941   181,348   183,743
-----------------------------------------------------------------------------------------
     End of Period                               $137,662  $135,121  $172,229  $181,348
=========================================================================================
Undistributed Net Investment Income              $      1  $      2  $     33  $     34
=========================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                  1,315     1,481       546     1,656
     Shares Issued in Lieu of Cash Distributions       99       274        41        99
     Shares Redeemed                                 (847)   (1,777)     (870)   (1,750)
-----------------------------------------------------------------------------------------
         Total Institutional Class Share
           Transactions                               567       (22)     (283)        5
-----------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                      6         2        51       234
     Shares Issued in Lieu of Cash Distributions       --         2        21        65
     Shares Redeemed                                   (5)      (17)     (139)     (521)
-----------------------------------------------------------------------------------------
         Total Class A Share Transactions               1       (13)      (67)     (222)
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                            568       (35)     (350)     (217)
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2004              43                          www.bishopstreetfunds.com


Bishop Street Funds
----------------------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)


                                                     Money Market    Treasury Money Market
                                                         Fund                Fund
-------------------------------------------------------------------------------------------
                                                    2004      2003      2004      2003
-------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                         $     712 $   1,740  $    771 $  2,386
   Net Realized Gain on Investments                      1        --        --       21
-------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting
     From Operations                                    713    1,740       771    2,407
-------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                       (678)   (1,731)     (787)  (2,386)
     Class A Shares                                    (34)       (9)       --       --
-------------------------------------------------------------------------------------------
        Total Dividends                               (712)   (1,740)     (787)  (2,386)
-------------------------------------------------------------------------------------------
Changes in Net Assets                                    1        --       (16)      21
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Institutional Class Shares:
     Proceeds from Shares Issued                   245,118   408,493   232,107  678,219
     Reinvestments of Cash Distributions                 8        25         2        9
     Cost of Shares Redeemed                      (200,460) (464,850) (287,503)(739,562)
-------------------------------------------------------------------------------------------
        Total Institutional Class Capital
           Share Transactions                       44,666   (56,332)  (55,394) (61,334)
-------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                    18,078    20,191        --       --
     Reinvestments of Cash Distributions                34         9        --       --
     Cost of Shares Redeemed                       (17,014)   (2,948)       --       --
-------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions     1,098    17,252        --       --
-------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                  45,764   (39,080)  (55,394) (61,334)
-------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets          45,765   (39,080)  (55,410) (61,313)
-------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                           199,606   238,686   270,365  331,678
-------------------------------------------------------------------------------------------
     End of Period                               $ 245,371 $ 199,606  $214,955 $270,365
===========================================================================================

Undistributed (Distributions in Excess of)
   Net Investment Income                         $     (1) $     (1)  $     -- $     16
===========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                 44

                      This page intentionally left blank.

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                            DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                            DISTRIBUTIONS FROM
                                        ---------------------                            ------------------
                                                                        TOTAL
                      NET ASSET                     NET REALIZED     INVESTMENT                                         TOTAL
                        VALUE,           NET      AND UNREALIZED     ACTIVITIES         NET                           DIVIDENDS
                      BEGINNING       INVESTMENT    GAIN (LOSS) ON      FROM         INVESTMENT         CAPITAL          AND
                      OF PERIOD     INCOME (LOSS)   INVESTMENTS      OPERATIONS        INCOME           GAINS        DISTRIBUTIONS
                      ---------     -------------  ---------------   ----------       ---------        --------      -------------
-----------
EQUITY FUND
-----------
Institutional Class Shares:
2004(1)                 $ 9.49          $ 0.02         $ 0.01          $ 0.03          $(0.02)          $   --          $(0.02)
2003(1)                   7.53            0.04           1.96            2.00           (0.04)              --           (0.04)
2002(1)                  10.08            0.02          (2.55)          (2.53)          (0.02)              --           (0.02)
2001                     13.55              --          (3.47)          (3.47)             --               --              --
2000                     17.88              --          (2.77)          (2.77)             --            (1.56)          (1.56)
1999(1)                  15.28              --           3.68            3.68              --            (1.08)          (1.08)
Class A Shares:
2004(1)                 $ 9.44          $   --         $   --          $   --          $   --**         $   --          $   --
2003(1)                   7.49            0.02           1.95            1.97           (0.02)              --           (0.02)
2002(1)                  10.01              --          (2.52)          (2.52)             --               --              --
2001                     13.49           (0.07)         (3.41)          (3.48)             --               --              --
2000                     17.87              --          (2.82)          (2.82)             --            (1.56)          (1.56)
1999(2)                  15.74              --           3.19            3.19              --            (1.06)          (1.06)
---------------------
STRATEGIC GROWTH FUND
---------------------
Institutional Class Shares:
2004(1)                 $11.93          $(0.02)        $ 0.42          $ 0.40          $   --           $   --          $   --
2003(1)                   8.64           (0.06)          3.35            3.29              --               --              --
2002(3)                  10.00           (0.03)         (1.33)          (1.36)             --               --              --
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
Institutional Class Shares:
2004(1)                 $12.06          $ 0.02         $ 0.28          $ 0.30          $(0.02)          $   --          $(0.02)
2003(1)                   9.83            0.07           2.25            2.32           (0.07)           (0.02)          (0.09)
2002(4)                  10.00            0.01          (0.17)          (0.16)          (0.01)              --           (0.01)
----------------------
HIGH GRADE INCOME FUND
----------------------
Institutional Class Shares:
2004(1)                 $10.40          $ 0.19         $(0.24)         $(0.05)         $(0.19)          $   --          $(0.19)
2003(1)                  10.67            0.42          (0.07)           0.35           (0.42)           (0.20)          (0.62)
2002                     10.00            0.46           0.67            1.13           (0.46)              --           (0.46)
2001                      9.81            0.50           0.19            0.69           (0.50)              --           (0.50)
2000                      9.39            0.52           0.42            0.94           (0.52)              --           (0.52)
1999                     10.43            0.48          (0.92)          (0.44)          (0.50)           (0.10)          (0.60)
Class A Shares:
2004(1)                 $10.36          $ 0.18         $(0.25)         $(0.07)         $(0.18)          $   --          $(0.18)
2003(1)                  10.62            0.39          (0.06)           0.33           (0.39)           (0.20)          (0.59)
2002                      9.96            0.43           0.66            1.09           (0.43)              --           (0.43)
2001                      9.76            0.48           0.19            0.67           (0.47)              --           (0.47)
2000                      9.35            0.52           0.38            0.90           (0.49)              --           (0.49)
1999(2)                   9.69            0.19          (0.19)             --           (0.24)           (0.10)          (0.34)

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
   RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 * ANNUALIZED
** AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                    46

--------------------------------------------------------------------------------







                                                                      RATIO OF    RATIO OF EXPENSES  RATIO OF NET
                       NET ASSET                    NET ASSETS,      EXPENSES TO     TO AVERAGE       INVESTMENT
                        VALUE,                        END OF           AVERAGE       NET ASSETS      INCOME (LOSS)      PORTFOLIO
                        END OF           TOTAL        PERIOD              NET       EXCLUDING FEE     TO AVERAGE         TURNOVER
                        PERIOD          RETURN+       (000)             ASSETS         WAIVERS        NET ASSETS           RATE
                       ---------        -------     -----------      -----------   ----------------  -------------       --------
-----------
EQUITY FUND
-----------
Institutional Class Shares:
2004(1)                 $ 9.50            0.26%      $149,541            1.00%*          1.28%*           0.32%*            18%
2003(1)                   9.49           26.62        156,381            1.00            1.28             0.48              43
2002(1)                   7.53          (25.06)       129,981            1.00            1.27             0.24              60
2001                     10.08          (25.61)       216,412            1.00            1.27               --              86
2000                     13.55          (16.20)       300,565            1.00            1.28            (0.23)             52
1999(1)                  17.88           24.37        391,227            1.00            1.27            (0.01)             58
Class A Shares:
2004(1)                 $ 9.44            0.04%      $  1,685            1.25%*          1.53%*           0.07%*            18%
2003(1)                   9.44           26.31          1,584            1.25            1.53             0.23              43
2002(1)                   7.49          (25.17)         1,603            1.25            1.52            (0.02)             60
2001                     10.01          (25.80)         2,813            1.25            1.52            (0.29)             86
2000                     13.49          (16.49)        10,631            1.25            1.53            (0.51)             52
1999(2)                  17.87           20.52            583            1.25*           1.61*           (0.33)*            58
---------------------
STRATEGIC GROWTH FUND
---------------------
Institutional Class Shares:
2004(1)                 $12.33            3.35%      $ 55,275            1.02%*          1.26%*          (0.34)%*           26%
2003(1)                  11.93           38.08         46,845            1.17            1.41            (0.57)             59
2002(3)                   8.64          (13.60)        19,899            1.25*           1.67*           (0.61)*            50
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
Institutional Class Shares:
2004(1)                 $12.34            2.52%      $ 33,565            1.00%*          1.31%*           0.39%*            11%
2003(1)                  12.06           23.66         34,808            1.00            1.43             0.68              34
2002(4)                   9.83           (1.57)        24,635            1.00*           1.50*            0.99*              1
----------------------
HIGH GRADE INCOME FUND
----------------------
Institutional Class Shares:
2004(1)                 $10.16           (0.50)%     $137,380            0.76%*          1.10%*           3.69%*            30%
2003(1)                  10.40            3.31        134,845            0.76            1.10             3.91              48
2002                     10.67           11.54        138,516            0.76            1.09             4.45              19
2001                     10.00            7.16        124,416            0.76            1.09             5.02              89
2000                      9.81           10.25        127,888            0.77            1.14             5.41              88
1999                      9.39           (4.34)       127,881            0.80            1.19             5.12              56
Class A Shares:
2004(1)                 $10.11           (0.73)%     $    282            1.01%*          1.35%*           3.44%*            30%
2003(1)                  10.36            3.14            276            1.01            1.35             3.69              48
2002                     10.62           11.19            425            1.01            1.34             4.21              19
2001                      9.96            7.02            325            1.01            1.34             4.72              89
2000                      9.76            9.85             26            1.02            1.39             5.24              88
1999(2)                   9.35           (0.05)             1            1.05*           1.87*            4.89*             56


(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JUNE 14, 1999.
(3) COMMENCED OPERATIONS ON JULY 1, 2002.
(4) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2004                          47              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                            DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                            DISTRIBUTIONS FROM
                                        ---------------------                            ------------------
                                                                        TOTAL
                      NET ASSET                     NET REALIZED     INVESTMENT                                         TOTAL
                        VALUE,           NET      AND UNREALIZED     ACTIVITIES         NET                           DIVIDENDS
                      BEGINNING       INVESTMENT    GAIN (LOSS) ON      FROM         INVESTMENT         CAPITAL          AND
                      OF PERIOD         INCOME       INVESTMENTS     OPERATIONS        INCOME           GAINS        DISTRIBUTIONS
                      ---------     -------------  ---------------   ----------       ---------        --------      -------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
Institutional Class Shares:
2004(3)                 $11.21           $0.22         $(0.33)         $(0.11)         $(0.22)          $   --          $(0.22)
2003(3)                  11.20            0.45           0.13            0.58           (0.45)           (0.12)          (0.57)
2002                     10.66            0.47           0.57            1.04           (0.46)           (0.04)          (0.50)
2001                     10.70            0.49          (0.04)           0.45           (0.49)              --           (0.49)
2000                      9.98            0.50           0.72            1.22           (0.50)              --           (0.50)
1999                     10.77            0.48          (0.75)          (0.27)          (0.50)           (0.02)          (0.52)
Class A Shares:
2004(3)                 $11.21           $0.21         $(0.33)         $(0.12)         $(0.21)          $   --          $(0.21)
2003(3)                  11.20            0.42           0.13            0.55           (0.42)           (0.12)          (0.54)
2002                     10.66            0.44           0.58            1.02           (0.44)           (0.04)          (0.48)
2001                     10.69            0.46          (0.02)           0.44           (0.47)              --           (0.47)
2000                      9.97            0.46           0.73            1.19           (0.47)              --           (0.47)
1999(1)                  10.42            0.26          (0.44)          (0.18)          (0.25)           (0.02)          (0.27)
-----------------
MONEY MARKET FUND
-----------------
Institutional Class Shares:
2004(3)                 $ 1.00           $  --         $   --          $   --          $   --**         $   --          $   --**
2003(3)                   1.00            0.01             --            0.01           (0.01)              --           (0.01)
2002                      1.00            0.01             --            0.01           (0.01)              --           (0.01)
2001                      1.00            0.04             --            0.04           (0.04)              --           (0.04)
2000                      1.00            0.06             --            0.06           (0.06)              --           (0.06)
1999                      1.00            0.05             --            0.05           (0.05)              --           (0.05)
Class A Shares:
2004(3)                 $ 1.00           $  --         $   --          $   --          $   --**         $   --          $   --**
2003(3)                   1.00            0.01             --            0.01           (0.01)              --           (0.01)
2002                      1.00            0.01             --            0.01           (0.01)              --           (0.01)
2001(2)                   1.00            0.02             --            0.02           (0.02)              --           (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
Institutional Class Shares:
2004(3)                 $ 1.00           $  --         $   --          $   --          $   --**         $   --          $   --**
2003(3)                   1.00            0.01             --            0.01           (0.01)              --           (0.01)
2002                      1.00            0.01             --            0.01           (0.01)              --           (0.01)
2001                      1.00            0.04             --            0.04           (0.04)              --           (0.04)
2000                      1.00            0.06             --            0.06           (0.06)              --           (0.06)
1999                      1.00            0.05             --            0.05           (0.05)              --           (0.05)


 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
**  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) COMMENCED OPERATIONS ON JUNE 14, 1999.
(2) COMMENCED OPERATIONS ON MAY 1, 2001.
(3) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                 48

--------------------------------------------------------------------------------







                                                                      RATIO OF    RATIO OF EXPENSES  RATIO OF NET
                       NET ASSET                    NET ASSETS,      EXPENSES TO     TO AVERAGE       INVESTMENT
                        VALUE,                        END OF           AVERAGE       NET ASSETS      INCOME (LOSS)      PORTFOLIO
                        END OF           TOTAL        PERIOD             NET        EXCLUDING FEE     TO AVERAGE         TURNOVER
                        PERIOD          RETURN+       (000)             ASSETS         WAIVERS        NET ASSETS           RATE
                       ---------        -------     -----------      -----------   ----------------  -------------       --------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
Institutional Class Shares:
2004(3)                 $10.88           (1.00)%     $142,883            0.55%*          0.90%*           3.98%*            21%
2003(3)                  11.21            5.27        150,373            0.45            0.91             4.01              38
2002                     11.20           10.02        150,287            0.45            0.89             4.23              26
2001                     10.66            4.24        137,206            0.45            0.88             4.54               4
2000                     10.70           12.61        134,901            0.44            0.92             4.89              19
1999                      9.98           (2.65)       141,341            0.41            0.99             4.79              14
Class A Shares:
2004(3)                 $10.88           (1.12)%     $ 29,346            0.80%*          1.15%*           3.73%*            21%
2003(3)                  11.21            5.01         30,975            0.70            1.16             3.76              38
2002                     11.20            9.75         33,456            0.70            1.14             3.98              26
2001                     10.66            4.13         30,499            0.70            1.13             4.29               4
2000                     10.69           12.34         19,951            0.69            1.17             4.63              19
1999(1)                   9.97           (1.76)         6,131            0.66*           1.24*            4.89*             14
-----------------
MONEY MARKET FUND
-----------------
Institutional Class Shares:
2004(3)                 $ 1.00            0.32%      $226,832            0.50%*          0.84%*           0.64%*           n/a
2003(3)                   1.00            0.76        182,166            0.50            0.83             0.76             n/a
2002                      1.00            1.34        238,498            0.50            0.81             1.33             n/a
2001                      1.00            3.86        309,935            0.50            0.82             3.71             n/a
2000                      1.00            6.13        305,678            0.50            0.83             5.95             n/a
1999                      1.00            4.88        284,291            0.50            0.84             4.78             n/a
Class A Shares:
2004(3)                 $ 1.00            0.19%      $ 18,539            0.75%*          1.09%*           0.39%*           n/a
2003(3)                   1.00            0.50         17,440            0.75            1.08             0.41             n/a
2002                      1.00            1.08            188            0.75            1.06             1.10             n/a
2001(2)                   1.00            1.96            500            0.75*           1.07*            2.66*            n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
Institutional Class Shares:
2004(3)                 $ 1.00            0.31%      $214,955            0.44%*          0.84%*           0.62%*           n/a
2003(3)                   1.00            0.74        270,365            0.44            0.83             0.75             n/a
2002                      1.00            1.29        331,678            0.44            0.83             1.28             n/a
2001                      1.00            3.68        372,422            0.44            0.85             3.68             n/a
2000                      1.00            5.89        455,612            0.44            0.82             5.73             n/a
1999                      1.00            4.65        331,064            0.44            0.85             4.56             n/a



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2004                          49              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Equity, High Grade Income and Hawaii Municipal Bond Funds are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Bishop Street Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an

Bishop Street Funds                    50

--------------------------------------------------------------------------------





independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of the specific identification method. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (see Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.



June 30, 2004                          51              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



CLASSES
   Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. The Equity Fund, Strategic Growth Fund and Tax Managed Equity Fund declare and pay distributions from net investment income on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.

ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity, Strategic Growth and the Tax Managed Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
   Wellington Management Company, LLP ("Wellington") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement. Wellington is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.


Bishop Street Funds                    52

--------------------------------------------------------------------------------



4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING
   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates


June 30, 2004                          53              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

6. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 2004 are presented below for the Funds.
                                 Strategic      Tax      High Grade     Hawaii
                     Equity       Growth       Managed      Income     Municipal
                      Fund         Fund      Equity Fund     Fund      Bond Fund
                      (000)        (000)       (000)        (000)        (000)
                     -------      -------    -----------  ---------    ---------
Purchases
  U.S.
    Government
    Securities       $    --      $    --      $   --      $19,765      $    --
  Other               27,540       18,844       3,718       31,106       36,211

Sales
  U.S.
    Government
    Securities       $    --      $    --      $   --      $ 2,098       $    --
  Other               35,061       13,243       6,034       33,847        44,948

7. FEDERAL TAX INFORMATION
   It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.



Bishop Street Funds                    54

--------------------------------------------------------------------------------



   The tax character of dividends and distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

                     Ordinary       Tax Exempt      Long-Term
                      Income          Income       Capital Gain       Total
                      (000)           (000)           (000)           (000)
                     --------        --------        --------        --------
Equity Fund
   2003               $  653          $   --          $   --          $  653
   2002                  420              --              --             420
Strategic Growth
   Fund
   2003               $   --          $   --          $   --          $   --
   2002                   --              --              --              --
Tax Managed Equity
   Fund
   2003               $  250          $   --          $   --          $  250
   2002                   33              --              --              33
High Grade Income
   Fund
   2003               $5,273           $  --          $2,577          $7,850
   2002                5,850              --              --           5,850
Hawaii Municipal
   Bond Fund
   2003               $   14          $7,326          $1,872          $9,212
   2002                   --           7,582             733           8,315
Money Market Fund
   2003               $1,740          $   --          $   --          $1,740
   2002                3,690              --              --           3,690
Treasury Money
   Market Fund
   2003               $2,386          $   --          $   --          $2,386
   2002                4,508              --              --           4,508






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Bishop Street Funds
--------------------------------------------------------------------------------



   As  of  December  31,  2003,   the  components  of   Distributable   Earnings
(Accumulated Losses) on a tax basis were as follows:

                                                                                                              Treasury
                                    Strategic          Tax        High Grade        Hawaii       Money          Money
                       Equity         Growth        Managed         Income        Municipal     Market         Market
                        Fund           Fund       Equity Fund       Fund          Bond Fund      Fund           Fund
                       (000)          (000)          (000)          (000)           (000)        (000)          (000)
                     ---------      ---------       --------       --------       ---------     -------        -------
Undistributed
   ordinary
   income            $      9        $    --         $    7         $  425         $    72       $ 117          $ 172
Undistributed
   tax exempt
   income                  --             --             --             --               5          --             --
Undistributed
   long-term
   capital gain            --             --             --             11             130          --             --
Capital loss
   carryforwards
   expiring:
   Dec. 2005               --             --             --             --              --          (2)            --
   Dec. 2008               --             --             --             --              --          (2)            --
   Dec. 2009          (38,258)            --             --             --              --         (18)            --
   Dec. 2010          (25,686)        (1,049)            --             --              --          --             --
   Dec. 2011           (1,697)            --             --             --              --          --             --
Post-October
   Losses                  --             --             --            (57)             --          --             --
Other Temporary
   Differences             --            (22)           (21)          (423)             31        (118)          (148)
Unrealized
   appreciation        15,831          7,922          6,123          5,608          12,456          --             --

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended December 31, 2003 the Strategic Growth Fund, the High Grade Income Fund and the Treasury Money Market Fund, utilized capital loss carryforwards of $310,043, $2,068,477 and $11,795, respectively, to offset realized capital gains.

   Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.


Bishop Street Funds                     56

--------------------------------------------------------------------------------



   The aggregate gross unrealized appreciation and depreciation of securities held by the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, and Hawaii Municipal Bond Fund for Federal income tax purposes at June 30, 2004 were as follows:

                                           Strategic           Tax           High Grade          Hawaii
                           Equity           Growth           Managed          Income           Municipal
                            Fund             Fund          Equity Fund         Fund            Bond Fund
                            (000)            (000)            (000)            (000)             (000)
                          --------          -------          -------          --------          --------
Federal Tax Cost          $147,929          $46,008          $27,424          $177,256          $163,505
                          --------          -------          -------          --------          --------
Gross
   Unrealized
   Appreciation             21,137            9,532            6,404             3,292             7,392
Gross
   Unrealized
   Depreciation             (8,095)            (799)            (225)           (1,616)             (891)
                          --------          -------          -------          --------          --------
Net
   Unrealized
   Appreciation           $ 13,042          $ 8,733          $ 6,179          $  1,676          $  6,501
                          ========          =======          =======          ========          ========

8. CONCENTRATION OF CREDIT RISK
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

9. OTHER
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




June 30, 2004                          57              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS


                                                                            TERM OF
                                                  POSITION                OFFICE AND
                  PERSONAL                      HELD WITH THE              LENGTH OF
                  INFORMATION1                     COMPANY               TIME SERVED2
-----------------------------------------       -------------            ------------

INDEPENDENT BOARD MEMBERS

[PHOTO OMITTED]



                  MR. MARTIN ANDERSON              Trustee               Since 1994
                  81



[PHOTO OMITTED]



                  MR. PETER F. SANSEVERO           Trustee               Since 1999
                  71



[PHOTO OMITTED]




                  MR. MANUEL R. SYLVESTER          Trustee               Since 1994
                  74



[PHOTO OMITTED]




                  DR. JOYCE S. TSUNODA             Trustee               Since 1994
                  66








Bishop Street Funds                     58

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                         BISHOP STREET             OTHER
                                                                                         FUNDS COMPLEX          DIRECTORSHIPS
                        PRINCIPAL OCCUPATION(S)                                           OVERSEEN BY             HELD BY
                          DURING PAST 5 YEARS                                            BOARD MEMBER3          BOARD MEMBER4
---------------------------------------------------                                      -------------          -------------






                  PARTNER -- Goodsill, Anderson, Quinn & Stifel since 1951                       7                    None







                  REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND                               7                    None
                  FIRST VICE PRESIDENT -- Merrill Lynch (1958-1997)







                  RETIRED SINCE 1992                                                             7                    None







                  VICE  PRESIDENT  FOR INTERNATIONAL EDUCATION -- University of Hawaii System    7                    None
                  since January 2003
                  CHANCELLOR FOR COMMUNITY COLLEGES -- University of Hawaii since 1983
                  SENIOR VICE PRESIDENT -- University of Hawaii 1989-2003
                  VICE PRESIDENT, INTERNATIONAL EDUCATION, University of Hawaii, 2003-present





June 30, 2004                          59              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS


                                                                            TERM OF
                                                  POSITION(S)             OFFICE AND
                  PERSONAL                      HELD WITH THE              LENGTH OF
                  INFORMATION1                     COMPANY               TIME SERVED2
-----------------------------------------       -------------            ------------

INTERESTED BOARD MEMBERS5

[PHOTO OMITTED]



                  MR. PHILLIP H. CHING             Trustee               Since 1994
                  73



[PHOTO OMITTED]


                                                 President
                                                     and
                  MR. ROBERT A. NESHER           Chairman of             Since 1998
                  58                              the Board
                                                 of Trustees



[PHOTO OMITTED]



                  MR. JOHN TSUI                    Trustee
                  66


OFFICERS
                  Peter J. Golden                Treasurer                     2
                  40                           and Controller
[PHOTO OMITTED]



                  John Munch*                  Vice President                  2
                  33                           and Secretary







Bishop Street Funds                    60

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



                                                                            NUMBER OF
                                                                           PORTFOLIOS IN
                                                                           BISHOP STREET                        OTHER
                                                                           FUNDS COMPLEX                   DIRECTORSHIPS
                        PRINCIPAL OCCUPATION(S)                            OVERSEEN BY                         HELD BY
                          DURING PAST 5 YEARS                              BOARD MEMBER3                   BOARD MEMBER4
---------------------------------------------------                        -------------                   -------------








RETIRED SINCE 1996                                                         7                                 None
VICE CHAIRMAN -- First Hawaiian Bank (1968-1996)



                                                                                             TRUSTEE OF: THE ADVISORS' INNER CIRCLE
                                                                                             FUND, THE ARBOR FUND, EXPEDITION
CURRENTLY PERFORMS VARIOUS SERVICES ON BEHALF OF                           7                 FUNDS, SEI ASSET ALLOCATION TRUST, SEI
SEI INVESTMENTS FOR WHICH MR. NESHER IS COMPENSATED.                                         DAILY INCOME TRUST, SEI INDEX FUNDS,
EXECUTIVE VICE PRESIDENT -- SEI Investments (1986-1994)                                      SEI INSTITUTIONAL INVESTMENTS TRUST,
DIRECTOR AND EXECUTIVE VICE PRESIDENT OF THE ADVISER,                                        SEI INSTITUTIONAL MANAGED TRUST,
THE ADMINISTRATOR AND THE DISTRIBUTOR (1981-1994)                                            SEI INSTITUTIONAL INTERNATIONAL TRUST,
                                                                                             SEI LIQUID ASSET TRUST
                                                                                             AND SEI TAX EXEMPT TRUST.



PRESIDENT, CHIEF OPERATING OFFICER, DIRECTOR -- First                      7                                 None
Hawaiian Bank (1994-2002) VICE CHAIRMAN,
CHIEF CREDIT OFFICER -- BancWest Corporation
(2000-2002) DIRECTOR -- Bank of the West (2000-2002)




Director, SEI Investments, Fund Accounting and                             N/A                               N/A
Administration since June 2001. Vice President, Fund
Administration, J.P. Morgan Chase & Co., 2000-2001;
Vice President, Fund & Pension Accounting, Chase
Manhattan Bank, 1997-2000.



Vice President and Secretary of the                                        N/A                               N/A
Administrator and Distributor since November 2001;
Associate at Howard Rice Nemorovoski Canady Falk
& Rabin, 1998-2001; Associate at Seward & Kissel,
1996-1998.






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

Bishop Street Funds
--------------------------------------------------------------------------------


                                                                            TERM OF
                                                  POSITION(S)             OFFICE AND
                  PERSONAL                      HELD WITH THE              LENGTH OF
                  INFORMATION1                     COMPANY               TIME SERVED2
-----------------------------------------       -------------            ------------

INDEPENDENT BOARD MEMBERS5

                  William E. Zitelli         Vice President and                3
                  36                             Secretary



                  Lydia A. Gavalis           Vice President and                5
                  40                        Assistant Secretary



                  Timothy D. Barto           Vice President and                3
                  36                        Assistant Secretary



                  Christine M. McCullough    Vice President and                3
                  44                        Assistant Secretary



                  Lori Foo                   Vice President and                2
                  47                        Assistant Secretary



                  John Munera                Vice President and                1
                  41                         Assistant Secretary









 * AS OF AUGUST 13, 2004, MR. MUNCH TENDERED HIS RESIGNATION AS VICE PRESIDENT AND SECRETARY OF THE BISHOP STREET FUNDS.
1 EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE C/O BISHOP STREET FUNDS, PO BOX 3708, HONOLULU, HI 96811. EACH OFFICER MAY BE CONTACTED BY WRITING TO THE OFFICER C/O SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.
2 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
3 THE "BISHOP STREET FUNDS COMPLEX" CONSISTS OF ALL REGISTERED INVESTMENT COMPANIES FOR WHICH BISHOP STREET CAPITAL MANAGEMENT SERVES AS INVESTMENT ADVISER. AS OF JUNE 30, 2004 THE BISHOP STREET FUNDS COMPLEX CONSISTED
    OF 7 FUNDS.


Bishop Street Funds                    62

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            NUMBER OF
                                                                           PORTFOLIOS IN
                                                                           BISHOP STREET        OTHER
                                                                           FUNDS COMPLEX     DIRECTORSHIPS
                        PRINCIPAL OCCUPATION(S)                            OVERSEEN BY        HELD BY
                          DURING PAST 5 YEARS                              BOARD MEMBER3     BOARD MEMBER4
---------------------------------------------------                        -------------     -------------


Vice President and Assistant Secretary of SEI                                   N/A                N/A
Investments Global Funds Services since 2000;
Vice President, Merrill Lynch & Co. Asset
Management Group from 1998-2000;
Associate at Pepper Hamilton LLP from
1997-1998.


Vice President and Assistant Secretary of SEI                                   N/A                N/A
Investments and SEI Investments Global Funds
Services since 1998; Assistant General Counsel
and Director of Arbitration, Philadelphia Stock
Exchange from 1989-1998.


Vice President and Assistant Secretary of SEI                                   N/A                N/A
Investments Global Funds Services since 1999;
Associate, Dechert (law firm) from 1997-1999.


Vice President and Assistant Secretary of SEI                                   N/A                N/A
Investments Global Funds Services since 1999;
Associate at White and Williams LLP from 1991-1999.


Assistant Vice President of First Hawaiian Bank since                           N/A                N/A
2000; Employed by First Hawaiian Bank since 1994.


Middle Office Compliance Officer of the Administrator                           N/A                N/A
and Distributor since 2000; Supervising Examiner at the
Federal Reserve Bank of Philadelphia from 1998-2000.

4 DIRECTORSHIPS OF COMPANIES ARE REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
5 MESSRS. CHING, NESHER AND TSUI ARE TRUSTEES WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
    FOR MORE INFORMATION REGARDING THE TRUSTEES AND OFFICERS, PLEASE REFER TO THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS AVAILABLE UPON REQUEST
    BY CALLING 1-800-262-9565.

June 30, 2004                          63              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                     NOTES

[BACKGROUND GRAPHIC OMITTED]


INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64141

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & Bockius LLP
Philadelphia, PA 19103

Auditors
PricewaterhouseCoopers LLP
Philadelphia, PA 19103




[BISHOP STREET FUNDS LOGO OMITTED]


      FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                         OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

--------------------------------------------------------------------------------

          [BISHOP STREET FUNDS LOGO OMITTED]

          Bishop Street Funds
          P.O. Box 3708
          Honolulu, HI 96811


          THIS REPORT AND THE FINANCIAL
          STATEMENTS CONTAINED HEREIN ARE
          SUBMITTED FOR THE GENERAL INFORMATION
          OF BISHOP STREET FUNDS' SHAREHOLDERS.
          THIS REPORT IS NOT AUTHORIZED FOR
          DISTRIBUTION TO PROSPECTIVE INVESTORS
          UNLESS PRECEDED OR ACCOMPANIED BY AN
          EFFECTIVE PROSPECTUS.

          SHARES OF BISHOP STREET FUNDS ARE
          NOT DEPOSITS OR OBLIGATIONS OF, OR
          GUARANTEED BY FIRST HAWAIIAN BANK OR
          ANY OF ITS AFFILIATES. SUCH SHARES ARE
          ALSO NOT FEDERALLY INSURED BY THE
          FEDERAL DEPOSIT INSURANCE CORPORATION,
          THE FEDERAL RESERVE BOARD, OR ANY
          OTHER AGENCY. INVESTMENT IN SHARES OF
          MUTUAL FUNDS INVOLVES RISK, INCLUDING
          THE POSSIBLE LOSS OF PRINCIPAL. THE
          BISHOP STREET FUNDS ARE DISTRIBUTED BY
          SEI INVESTMENTS DISTRIBUTION CO., WHICH
          IS NOT AFFILIATED WITH FIRST HAWAIIAN
          BANK, BANK OF THE WEST OR BANCWEST
          CORPORATION. BANCWEST CORPORATION IS
          A WHOLLY-OWNED SUBSIDIARY OF BNP
          PARIBAS.

          BSF-SA-004-1000



--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Bishop Street Funds


By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------
                                       Robert A. Nesher, President
Date 08/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, President
Date 08/25/04


By (Signature and Title)*              /s/ Peter J. Golden
                                       -------------------
                                       Peter J. Golden, Treasurer and Controller

Date 08/25/04
* Print the name and title of each signing officer under his or her signature.